FIDELITY(REGISTERED TRADEMARK)
CONTRAFUND(REGISTERED TRADEMARK) II

SEMIANNUAL REPORT
DECEMBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  17  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 21  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY CONTRAFUND II           26.01%         42.52%       58.77%

FIDELITY CONTRAFUND II (INCL.    22.23%         38.25%       54.01%
3.00% SALES CHARGE)

S&P 500                          7.71%          21.04%       36.58%

Growth Funds Average             15.57%         29.27%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 31, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,149 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999  PAST 1 YEAR  LIFE OF FUND

FIDELITY CONTRAFUND II           42.52%       30.23%

FIDELITY CONTRAFUND II (INCL.    38.25%       27.99%
3.00% SALES CHARGE)

S&P 500                          21.04%       19.50%

Growth Funds Average             29.27%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmatic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Contrafund II               S&P 500
             00339                       SP001
  1998/03/31       9700.00                    10000.00
  1998/04/30       9738.80                    10100.60
  1998/05/31       9457.50                     9926.97
  1998/06/30      10039.50                    10330.20
  1998/07/31       9787.30                    10220.19
  1998/08/31       7992.80                     8742.55
  1998/09/30       8691.20                     9302.60
  1998/10/31       8914.30                    10059.27
  1998/11/30       9797.00                    10668.97
  1998/12/31      10805.80                    11283.71
  1999/01/31      11416.90                    11755.60
  1999/02/28      10999.80                    11390.23
  1999/03/31      11630.30                    11845.96
  1999/04/30      11921.30                    12304.75
  1999/05/31      11717.60                    12014.24
  1999/06/30      12222.00                    12681.03
  1999/07/31      11921.30                    12285.12
  1999/08/31      11744.29                    12224.31
  1999/09/30      11506.72                    11889.24
  1999/10/31      12260.75                    12641.60
  1999/11/30      13200.70                    12898.60
  1999/12/31      15400.82                    13658.33
IMATRL PRASUN   SHR__CHT 19991231 20000113 114812 R00000000000024

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund II on March 31, 1998, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by December 31, 1999, the value of the investment would have grown to $15,401 - a 54.01% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $13,658 - a 36.58% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF DECEMBER 31, 1999, THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE, 31.76% AND 52.34%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS, 52.34%. THE SIX MONTH AND ONE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE, 11.38%, AND 24.95%, RESPECTIVELY. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 24.95%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Technology. If one could use only a
single word to sum up what
characterized the U.S. equity
markets for the second half of 1999,
no other term would be more
appropriate. The performance of the
technology sector during the
six-month period ending December
31, 1999, dwarfed all others. To
illustrate: The Goldman Sachs
Indexes monitor the performance of
seven sectors - Consumer, Cyclical,
Financial, Health Care, Natural
Resources, Technology and Utilities.
Of those, Utilities was the
second-best performer, returning
7.64% for the final six months of
1999. In comparison, the Goldman
Sachs Technology Index returned an
astonishing 49.40%. That
performance was mirrored by the
tech-heavy NASDAQ Index, which
was up 51.69% during the same
time frame. On a broader scale and
reflective of the extreme narrowness
of the market, the Standard & Poor's
500 Index - a
market-capitalization-weighted index
of 500 widely held U.S. stocks -
returned a more modest 7.71%. The
Dow Jones Industrial Average - an
index of 30 blue-chip stocks -
posted a 5.60% return during the
period. On the last day of the period
- in fact, the last day of the decade,
century and millennium - the
NASDAQ, Dow and S&P all closed
at record high levels.

(photograph of Jason Weiner)

An interview with Jason Weiner, Portfolio Manager of Contrafund II

Q. HOW DID THE FUND PERFORM, JASON?

A. During the second half of 1999, the fund more than tripled the performance of the Standard & Poor's 500 Index in a strong overall equity environment. For the six months ending December 31, 1999, the fund returned 26.01%, compared to 7.71% for the S&P 500 and 15.57% for the growth funds average monitored by Lipper Inc. For the 12 months ending December 31, 1999, the fund returned 42.52%, while the index and average had returns of 21.04% and 29.27%, respectively.

Q. WHAT KIND OF MARKET CONDITIONS DID YOU ENCOUNTER DURING THE PAST
SIX MONTHS?

A. To put the past six months in proper context, we need to step back for a moment. A year ago I mentioned that the performance of large companies was significantly outpacing that of smaller companies and that this phenomenon detracted from the fund's relative performance. This trend reversed in 1999 and the fund benefited accordingly. I also said then that the market was benefiting from the Federal Reserve Board lowering interest rates. The opposite is true today - since my report six months ago, the Fed raised rates twice, for a total of three rate increases in 1999.

Q. WERE THERE ANY SIMILARITIES?

A. Yes, there were. The technology sector continued to lead the overall market by a wide margin. For instance, during the period the technology sector gained 38.5% compared to the overall market's return of 8%. That is a large divergence. Put another way, in the past six months all but one of the 10 best contributors to the fund's performance were technology stocks, including Cisco Systems, VeriSign, Microsoft, Optical Coating Lab and PE Biosystems Group. The biggest winners were Internet companies, which exhibited unprecedented growth rates, and the market gave them extraordinary valuations. BroadVision and Vignette, two Internet infrastructure companies that are positioned to grow as more companies expand their Web presence, performed extremely well during the period.

Q. WERE THERE OTHER TECHNOLOGY SECTORS THAT YOU LIKED?

A. The fund owned the stocks of several wireless communications service providers and networking companies. In particular, I am on the lookout for successful companies in the wireless data area.

Q. YOU DECREASED THE FUND'S FINANCE HOLDINGS FROM 15.6% OF NET ASSETS SIX MONTHS AGO TO 8.8% AT THE END OF THE PERIOD. WHY?

A. Most of the reduction occurred in bank stocks, which I felt were vulnerable to slowing earnings growth and fears of increasing competition from Internet banking. The branch office structure maintained by traditional banks is an anachronism - and a costly one, at that - in this age of on-line banking. The Fed's interest-rate hikes also contributed to the unfavorable environment for bank stocks.

Q. WHICH STOCKS WERE DETRIMENTAL TO PERFORMANCE?

A. Republic Services, a waste management company, pulled back when the company reported earnings that were slightly below analysts' expectations. Unfortunately, the stock was punished partly because of negative investor sentiment created by even greater earnings shortfalls experienced by other major industry players. Clothing retailer Abercrombie & Fitch, previously one of the fund's star performers, stumbled badly when the company's same-store sales growth went from astronomical to merely good. Philip Morris continued to struggle in the absence of any real progress toward reducing its risks from smoking-related lawsuits. I sold the first two stocks but held on to Philip Morris, which at the end of the period was trading around seven times earnings and had a dividend yield of approximately 8%. Unfortunately, Philip Morris exemplified the poor performance of most value stocks during the period.

Q. WHAT'S YOUR OUTLOOK, JASON?

A. The story remains the same. The market is trading at a rich valuation, and breadth - a measure of how many stocks are following the market leaders - is poor. The economy is nine years into an expansion that may slow down. Inflation remains a risk, as do higher interest rates. The S&P 500's average annual return for the past five years is an amazing 28.5%. I cannot help but be cautious. Nonetheless, I am sticking to a bias in favor of earnings growth over value. My belief is that the stocks with the best earnings growth win over the long haul.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value
of the fund's shares over the
long term by investing in
companies whose value FMR
believes is not fully
recognized by the public

FUND NUMBER: 339

TRADING SYMBOL: FCONX

START DATE: March 31, 1998

SIZE: as of December 31,
1999, more than $1.3
billion

MANAGER: Jason Weiner,
since inception; associate
manager, VIP: Contrafund,
since March 1998; Fidelity
Export and Multinational Fund,
1997-1998; Fidelity Select
Computers Portfolio,
1996-1997; Fidelity Select
Air Transportation Portfolio,
1994-1996; joined Fidelity
in 1991

JASON WEINER ON INVESTING
IN INTERNET STOCKS:

"The universe of Internet stocks
can be split into three groups:
business-to-consumer e-tailers,
business-to-business e-commerce
companies and Internet
infrastructure companies. I am
focusing on infrastructure companies,
which should be the most immediate
beneficiaries of the ongoing
build-out of the Internet. There will
no doubt be winners in all three
categories, but I believe that
infrastructure stocks are the safest
way to play the wildly volatile
Internet group.

"I look for companies that address
large markets and enjoy a
time-to-market advantage over their
competition. In a nascent
technology market, it is critical to
gain an early advantage to cement a
list of reference accounts,
consultants and integrators that are
committed to a product as a platform
for their growth.

"Why avoid business-to-consumer
e-tailers? The traditional
bricks-and-mortar retail business
was already a fiercely competitive
marketplace before the Internet
existed. Internet retailing is even
more cutthroat and could get even
worse as the bricks-and-mortar
retailers focus on the Net. As for the
business-to-business market, you'll
notice that the fund did not own any
pure plays. That was due to their
extreme valuations. It is a market I am
watching carefully, though, to see what
emerges as the business models for
those companies develop."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF DECEMBER
31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Microsoft Corp.                 5.3                     4.2

Cisco Systems, Inc.             3.3                     1.4

General Electric Co.            2.6                     0.0

Exxon Mobil Corp.               2.2                     1.1

Sprint Corp. - PCS Group        2.1                     0.0
Series 1

Fannie Mae                      1.8                     3.2

American International Group,   1.5                     0.0
Inc.

Warner-Lambert Co.              1.4                     0.0

AT&T Corp. - Liberty Media      1.3                     1.1
Group Class A

Mannesmann AG (Reg.)            1.3                     0.0

                                22.8                    11.0

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

TECHNOLOGY                      30.5                    17.0

UTILITIES                       10.4                    8.5

FINANCE                         8.8                     15.6

HEALTH                          8.0                     13.7

INDUSTRIAL MACHINERY &          7.4                     4.1
EQUIPMENT



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999 *                                  AS OF JUNE 30, 1999 **

Stocks                           93.8%                     Stocks                             98.9%

Short-Term Investments and                                 Short-Term Investments and
Net Other Assets                  6.2%                     Net Other Assets                    1.1%

* FOREIGN INVESTMENTS             8.2%                     ** FOREIGN INVESTMENTS              3.3%

Row: 1, Col: 1, Value: 93.8                                Row: 1, Col: 1, Value: 98.90000000000001
Row: 1, Col: 2, Value: 0.0                                 Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                 Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                 Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                 Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                 Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                 Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.2                                 Row: 1, Col: 8, Value: 1.1





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS DECEMBER 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 93.8%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.6%

Textron, Inc.                     99,300                   $ 7,615

BASIC INDUSTRIES - 3.2%

CHEMICALS & PLASTICS - 0.5%

Georgia Gulf Corp.                225,000                   6,848

METALS & MINING - 1.9%

Alcoa, Inc.                       120,000                   9,960

Furukawa Electric Co. Ltd.        1,100,000                 16,683

                                                            26,643

PACKAGING & CONTAINERS - 0.8%

Corning, Inc.                     80,000                    10,315

TOTAL BASIC INDUSTRIES                                      43,806

DURABLES - 1.1%

AUTOS, TIRES, & ACCESSORIES -
0.3%

Danaher Corp.                     100,000                   4,825

HOME FURNISHINGS - 0.3%

Miller (Herman), Inc.             197,000                   4,531

TEXTILES & APPAREL - 0.5%

Shaw Industries, Inc.             420,000                   6,484

TOTAL DURABLES                                              15,840

ENERGY - 7.2%

ENERGY SERVICES - 4.4%

BJ Services Co. (a)               309,200                   12,928

ENSCO International, Inc.         400,000                   9,150

Noble Drilling Corp. (a)          373,100                   12,219

Smith International, Inc. (a)     256,350                   12,737

Weatherford International,        345,500                   13,798
Inc. (a)

                                                            60,832

OIL & GAS - 2.8%

Cooper Cameron Corp. (a)          165,500                   8,099

Exxon Mobil Corp.                 381,100                   30,702

                                                            38,801

TOTAL ENERGY                                                99,633

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - 8.8%

BANKS - 0.9%

Bank of New York Co., Inc.        167,600                  $ 6,704

Chase Manhattan Corp.             67,100                    5,213

                                                            11,917

CREDIT & OTHER FINANCE - 1.0%

Citigroup, Inc.                   144,500                   8,029

Concord EFS, Inc. (a)             249,000                   6,412

                                                            14,441

FEDERAL SPONSORED CREDIT - 2.7%

Fannie Mae                        388,400                   24,251

Freddie Mac                       264,300                   12,439

                                                            36,690

INSURANCE - 3.9%

AFLAC, Inc.                       150,100                   7,083

Ambac Financial Group, Inc.       204,000                   10,646

American International Group,     187,800                   20,306
Inc.

CIGNA Corp.                       87,400                    7,041

Hartford Life, Inc. Class A       185,000                   8,140

                                                            53,216

SECURITIES INDUSTRY - 0.3%

Charles Schwab Corp.              130,000                   4,989

TOTAL FINANCE                                               121,253

HEALTH - 8.0%

DRUGS & PHARMACEUTICALS - 7.2%

Amgen, Inc. (a)                   130,000                   7,808

Bristol-Myers Squibb Co.          179,200                   11,502

Celgene Corp. (a)                 92,500                    6,475

Eli Lilly & Co.                   100,000                   6,650

IDEC Pharmaceuticals Corp. (a)    96,914                    9,522

Immunex Corp. (a)                 83,500                    9,143

Medimmune, Inc. (a)               69,800                    11,578

QLT PhotoTherapeutics, Inc.       125,500                   7,374
(a)

Schering-Plough Corp.             250,000                   10,547

Warner-Lambert Co.                234,300                   19,198

                                                            99,797

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 0.4%

Cygnus, Inc. (a)                  300,000                  $ 5,475

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Express Scripts, Inc. Class A     80,000                    5,120
(a)

TOTAL HEALTH                                                110,392

INDUSTRIAL MACHINERY &
EQUIPMENT - 7.4%

ELECTRICAL EQUIPMENT - 4.3%

General Electric Co.              230,300                   35,639

Hutchison Whampoa Ltd.            452,000                   6,575

Omnipoint Corp. (a)               136,900                   16,514

                                                            58,728

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.1%

Ingersoll-Rand Co.                145,000                   7,984

Kaydon Corp.                      300,000                   8,044

Kennametal, Inc.                  200,000                   6,725

MSC Industrial Direct, Inc.       277,100                   3,672
(a)

Parker-Hannifin Corp.             180,000                   9,236

PRI Automation, Inc. (a)          115,000                   7,719

                                                            43,380

TOTAL INDUSTRIAL MACHINERY &                                102,108
EQUIPMENT

MEDIA & LEISURE - 7.1%

BROADCASTING - 5.3%

AT&T Corp. - Liberty Media        319,800                   18,149
Group Class A (a)

Cablevision Systems Corp.         85,000                    6,418
Class A (a)

CBS Corp. (a)                     172,000                   10,997

Comcast Corp. Class A             234,500                   11,857
(special)

Cox Communications, Inc.          291,300                   15,002
Class A (a)

Time Warner, Inc.                 150,351                   10,891

                                                            73,314

ENTERTAINMENT - 0.9%

Royal Carribbean Cruises Ltd.     130,000                   6,411

Viacom, Inc. Class B              100,000                   6,044
(non-vtg.) (a)

                                                            12,455

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.5%

Four Seasons Hotels, Inc.         125,000                  $ 6,636

RESTAURANTS - 0.4%

McDonald's Corp.                  122,000                   4,918

TOTAL MEDIA & LEISURE                                       97,323

NONDURABLES - 1.9%

FOODS - 0.4%

Keebler Foods Co. (a)             205,000                   5,766

HOUSEHOLD PRODUCTS - 1.1%

Procter & Gamble Co.              133,700                   14,649

TOBACCO - 0.4%

Philip Morris Companies, Inc.     271,800                   6,302

TOTAL NONDURABLES                                           26,717

PRECIOUS METALS - 1.1%

Newmont Mining Corp.              600,000                   14,700

RETAIL & WHOLESALE - 2.8%

GENERAL MERCHANDISE STORES -
1.8%

Dollar Tree Stores, Inc. (a)      160,300                   7,765

Wal-Mart Stores, Inc.             241,900                   16,721

                                                            24,486

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.0%

Home Depot, Inc.                  207,900                   14,254

TOTAL RETAIL & WHOLESALE                                    38,740

SERVICES - 3.0%

ADVERTISING - 1.1%

DoubleClick, Inc. (a)             40,000                    10,123

Young & Rubicam, Inc.             75,000                    5,306

                                                            15,429

LEASING & RENTAL - 0.9%

Hertz Corp. Class A               235,000                   11,779

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - 1.0%

Caremark Rx, Inc. (a)             1,100,000                $ 5,569

CheckFree Holdings Corp. (a)      75,000                    7,838

                                                            13,407

TOTAL SERVICES                                              40,615

TECHNOLOGY - 30.5%

COMMUNICATIONS EQUIPMENT - 5.2%

Cisco Systems, Inc. (a)           427,600                   45,807

Efficient Networks, Inc.          15,200                    1,034

Nokia AB sponsored ADR            60,000                    11,400

Nortel Networks Corp.             133,300                   13,439

                                                            71,680

COMPUTER SERVICES & SOFTWARE
- 17.7%

Affiliated Computer Services,     75,000                    3,450
Inc. Class A (a)

Affymetrix, Inc. (a)              85,000                    14,423

America Online, Inc. (a)          159,800                   12,055

Automatic Data Processing,        237,000                   12,768
Inc.

Banyan Systems, Inc. (a)          229,400                   4,588

BroadVision, Inc. (a)             41,100                    6,990

Cambridge Technology              46,400                    1,218
Partners, Inc. (a)

Ceridian Corp. (a)                375,000                   8,086

Citrix Systems, Inc. (a)          138,500                   17,036

DSET Corp. (a)                    61,200                    2,287

DST Systems, Inc. (a)             111,500                   8,509

Exodus Communications, Inc.       110,000                   9,769
(a)

Liquid Audio, Inc.                200,000                   5,250

Microsoft Corp. (a)               625,000                   72,963

National Instrument Corp. (a)     165,000                   6,311

Sabre Group Holdings, Inc.        150,000                   7,688
Class A (a)

Siebel Systems, Inc. (a)          90,000                    7,560

Software.com, Inc.                7,600                     730

Student Advantage, Inc.           265,000                   5,880

Usinternetworking, Inc.           100,000                   6,988

VeriSign, Inc. (a)                51,600                    9,852

Vignette Corp.                    79,000                    12,877

Yahoo!, Inc. (a)                  15,000                    6,490

                                                            243,768

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 3.4%

Alteon Websystems, Inc.           70,000                   $ 6,143

Comverse Technology, Inc. (a)     57,200                    8,280

EMC Corp. (a)                     90,000                    9,833

Seagate Technology, Inc. (a)      160,000                   7,450

Symbol Technologies, Inc.         236,600                   15,039

                                                            46,745

ELECTRONIC INSTRUMENTS - 1.5%

Optical Coating Laboratories,     25,000                    7,400
Inc.

PE Corp. - Biosystems Group       106,100                   12,765

                                                            20,165

ELECTRONICS - 2.7%

AstroPower, Inc. (a)              86,300                    1,208

Celestica, Inc. (sub. vtg.)       137,800                   7,696
(a)

Flextronics International         182,800                   8,409
Ltd. (a)

KEMET Corp. (a)                   100,000                   4,506

Motorola, Inc.                    50,000                    7,363

PMC-Sierra, Inc. (a)              50,000                    8,016

                                                            37,198

TOTAL TECHNOLOGY                                            419,556

TRANSPORTATION - 0.7%

TRUCKING & FREIGHT - 0.7%

Eagle USA Airfreight, Inc. (a)    135,000                   5,822

Expeditors International of       72,900                    3,194
Washington, Inc.

                                                            9,016

UTILITIES - 10.4%

CELLULAR - 6.9%

Mannesmann AG (Reg.)              72,700                    17,705

Nextel Communications, Inc.       147,600                   15,221
Class A (a)

Powertel, Inc. (a)                100,000                   10,038

Sprint Corp. - PCS Group          279,000                   28,598
Series 1 (a)

Telephone & Data Systems,         59,000                    7,434
Inc.

Vodafone AirTouch PLC             322,500                   15,964
sponsored ADR

                                                            94,960

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - 1.0%

Calpine Corp. (a)                 217,341                  $ 13,910

TELEPHONE SERVICES - 2.5%

BellSouth Corp.                   50,400                    2,359

CenturyTel, Inc.                  150,000                   7,106

Global TeleSystems Group,         150,000                   5,194
Inc. (a)

McLeodUSA, Inc. Class A (a)       160,000                   9,420

Metromedia Fiber Network,         225,500                   10,810
Inc. Class A (a)

                                                            34,889

TOTAL UTILITIES                                             143,759

TOTAL COMMON STOCKS                                         1,291,073
(Cost $1,015,492)

CASH EQUIVALENTS - 9.0%



Central Cash Collateral Fund,     30,984,800                30,985
4.97% (b)

Taxable Central Cash Fund,        93,087,474                93,087
5.12% (b)

TOTAL CASH EQUIVALENTS                                      124,072
(Cost $124,072)

TOTAL INVESTMENT PORTFOLIO -                                1,415,145
102.8%
(Cost $1,139,564)

NET OTHER ASSETS - (2.8)%                                   (38,920)

NET ASSETS - 100%                                         $ 1,376,225


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate
cost of investment securities for income tax purposes was $1,146,281,000. Net unrealized appreciation aggregated $268,864,000, of which $292,742,000 related to appreciated investment securities and $23,878,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                       DECEMBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 1,415,145
value (cost $1,139,564) -
See accompanying schedule

Cash                                      2,075

Foreign currency held at                  9
value (cost $9)

Receivable for investments                3,443
sold

Receivable for fund shares                10,627
sold

Dividends receivable                      462

Interest receivable                       350

Other receivables                         83

 TOTAL ASSETS                             1,432,194

LIABILITIES

Payable for investments        $ 21,300
purchased

Payable for fund shares         2,770
redeemed

Accrued management fee          672

Other payables and accrued      242
expenses

Collateral on securities        30,985
loaned, at value

 TOTAL LIABILITIES                        55,969

NET ASSETS                               $ 1,376,225

Net Assets consist of:

Paid in capital                          $ 1,030,331

Accumulated net investment                (815)
(loss)

Accumulated undistributed net             71,135
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               275,574
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 92,292 shares            $ 1,376,225
outstanding

NET ASSET VALUE and                       $14.91
redemption price per share
($1,376,225 (divided by)
92,292 shares)

Maximum offering price per                $15.37
share (100/97.00 of $14.91)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS      SIX
                          MONTHS ENDED DECEMBER 31,
                                   1999 (UNAUDITED)

INVESTMENT INCOME                          $ 2,300
Dividends

Interest                                    873

Security lending                            51

 TOTAL INCOME                               3,224

EXPENSES

Management fee Basic fee         $ 2,764

 Performance adjustment           165

Transfer agent fees               1,032

Accounting and security           174
lending fees

Non-interested trustees'          1
compensation

Custodian fees and expenses       30

Registration fees                 96

Audit                             13

Legal                             7

Interest                          6

Miscellaneous                     3

 Total expenses before            4,291
reductions

 Expense reductions               (252)     4,039

NET INVESTMENT INCOME (LOSS)                (815)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            81,348

 Foreign currency transactions    (25)      81,323

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            179,912

 Assets and liabilities in        (8)       179,904
foreign currencies

NET GAIN (LOSS)                             261,227

NET INCREASE (DECREASE) IN                 $ 260,412
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED  DECEMBER  YEAR ENDED  JUNE 30,
                                 31,1999 (UNAUDITED)         1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (815)                     $ (29)
income (loss)

 Net realized gain (loss)         81,323                      51,202

 Change in net unrealized         179,904                     79,239
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       260,412                     130,412
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (51,448)                    -
from net realized gains

Share transactions Net            422,465                     800,818
proceeds from sales of shares

 Reinvestment of distributions    50,104                      -

 Cost of shares redeemed          (206,242)                   (349,422)

 NET INCREASE (DECREASE) IN       266,327                     451,396
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       475,291                     581,808
IN NET ASSETS

NET ASSETS

 Beginning of period              900,934                     319,126

 End of period (including        $ 1,376,225                 $ 900,934
undistributed net investment
income (loss) of $(815) and
$8, respectively)

OTHER INFORMATION
Shares

 Sold                             33,101                      73,180

 Issued in reinvestment of        4,514                       -
distributions

 Redeemed                         (16,821)                    (32,501)

 Net increase (decrease)          20,794                      40,679


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED DECEMBER 31,  YEARS ENDED  JUNE 30,
                                 1999

                                 (UNAUDITED)                    1999                   1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.60                        $ 10.35                $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)                          .00                    (.01)

Net realized and unrealized       3.04                           2.25                   .36
gain (loss)

Total from investment             3.03                           2.25                   .35
operations

Less Distributions

From net realized gain            (.72)                          -                      -

Net asset value, end of period   $ 14.91                        $ 12.60                $ 10.35

TOTAL RETURN B, C                 26.01%                         21.74%                 3.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,376                        $ 901                  $ 319
millions)

Ratio of expenses to average      .89% A                         .93%                   1.28% A
net assets

Ratio of expenses to average      .84% A, F                      .86% F                 1.23% A, F
net assets after  expense
reductions

Ratio of net investment           (.17)% A                       (.01)%                 (.28)% A
income (loss) to average
net assets

Portfolio turnover rate           340% A                         293%                   141% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO JUNE
30, 1998.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Contrafund II (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management &

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund(the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,748,709,000 and $1,609,638,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. The fund's performance adjustment took effect in March 1999. For the period, the management fee was equivalent to an annualized rate of .61% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $1,253,000 on sales of shares of the fund all of which was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $67,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $8,857,000. The weighted average interest rate was 5.42%. Interest expense includes $5,000 paid under the interfund lending program.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the

6. SECURITY LENDING - CONTINUED

value of the securities loaned amounted to $30,544,000. The fund received cash collateral of $30,985,000 which was invested in cash equivalents.

7. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $3,119,000. The weighted average interest rate was 5.57%. Interest expense includes $1,000 paid under the bank borrowing program.

8. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $248,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $1,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Jason L. Weiner, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund (registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant(registered trademark) Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)    1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
FUND

SEMIANNUAL REPORT
DECEMBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  21  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 25  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY FUND                    12.40%         24.21%       242.08%       430.74%

S&P 500                          7.71%          21.04%       251.12%       432.89%

Growth & Income Funds Average    2.35%          13.76%       167.25%       293.90%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 972 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY FUND                      24.21%       27.89%        18.16%

S&P 500                            21.04%       28.56%        18.21%

Growth & Income Funds Average      13.76%       21.34%        14.42%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Fidelity                    S&P 500
             00003                       SP001
  1989/12/31      10000.00                    10000.00
  1990/01/31       9464.58                     9329.00
  1990/02/28       9659.79                     9449.34
  1990/03/31       9849.88                     9699.75
  1990/04/30       9597.17                     9457.26
  1990/05/31      10310.36                    10379.34
  1990/06/30      10248.11                    10308.76
  1990/07/31      10152.01                    10275.77
  1990/08/31       9422.83                     9346.84
  1990/09/30       9001.08                     8891.65
  1990/10/31       8904.30                     8853.42
  1990/11/30       9297.13                     9425.35
  1990/12/31       9490.31                     9688.32
  1991/01/31      10102.02                    10110.73
  1991/02/28      10766.17                    10833.64
  1991/03/31      11011.91                    11095.82
  1991/04/30      11023.64                    11122.45
  1991/05/31      11580.68                    11602.94
  1991/06/30      10939.20                    11071.52
  1991/07/31      11428.93                    11587.46
  1991/08/31      11617.74                    11862.08
  1991/09/30      11517.47                    11663.98
  1991/10/31      11630.27                    11820.28
  1991/11/30      10929.72                    11343.92
  1991/12/31      11781.84                    12641.67
  1992/01/31      11966.93                    12406.53
  1992/02/29      12305.19                    12567.82
  1992/03/31      11932.77                    12322.74
  1992/04/30      12016.27                    12685.03
  1992/05/31      12125.45                    12747.19
  1992/06/30      11958.94                    12557.26
  1992/07/31      12217.09                    13070.85
  1992/08/31      11965.39                    12802.90
  1992/09/30      12087.58                    12953.97
  1992/10/31      12236.73                    12999.31
  1992/11/30      12509.09                    13442.58
  1992/12/31      12778.63                    13607.93
  1993/01/31      13115.98                    13722.24
  1993/02/28      13229.98                    13908.86
  1993/03/31      13622.95                    14202.33
  1993/04/30      13622.95                    13858.64
  1993/05/31      13956.54                    14230.05
  1993/06/30      13977.93                    14271.32
  1993/07/31      13991.62                    14214.23
  1993/08/31      14642.83                    14752.95
  1993/09/30      14776.70                    14639.35
  1993/10/31      15021.01                    14942.39
  1993/11/30      14621.24                    14800.44
  1993/12/31      15125.00                    14979.52
  1994/01/31      15768.62                    15488.82
  1994/02/28      15454.66                    15069.08
  1994/03/31      14751.81                    14412.07
  1994/04/30      15098.73                    14596.54
  1994/05/31      15082.96                    14835.92
  1994/06/30      14734.36                    14472.44
  1994/07/31      15217.32                    14947.14
  1994/08/31      15879.25                    15559.97
  1994/09/30      15545.65                    15178.75
  1994/10/31      15879.60                    15520.27
  1994/11/30      15320.23                    14955.03
  1994/12/31      15515.34                    15176.81
  1995/01/31      15490.16                    15570.34
  1995/02/28      16019.09                    16177.12
  1995/03/31      16599.78                    16654.51
  1995/04/30      17004.86                    17144.98
  1995/05/31      17291.79                    17830.27
  1995/06/30      17841.60                    18244.46
  1995/07/31      18655.67                    18849.45
  1995/08/31      18960.26                    18896.76
  1995/09/30      19517.12                    19694.21
  1995/10/31      19289.67                    19623.90
  1995/11/30      20103.24                    20485.39
  1995/12/31      20611.83                    20879.93
  1996/01/31      21113.22                    21590.69
  1996/02/29      21377.59                    21790.83
  1996/03/31      21779.32                    22000.68
  1996/04/30      22127.21                    22324.97
  1996/05/31      22557.48                    22900.73
  1996/06/30      22658.08                    22987.98
  1996/07/31      21674.54                    21972.37
  1996/08/31      22279.31                    22435.77
  1996/09/30      23419.52                    23698.46
  1996/10/31      23803.93                    24352.06
  1996/11/30      25233.15                    26192.83
  1996/12/31      24697.87                    25673.95
  1997/01/31      25737.78                    27278.06
  1997/02/28      25987.76                    27491.92
  1997/03/31      24703.34                    26362.28
  1997/04/30      26137.59                    27936.10
  1997/05/31      27571.85                    29636.85
  1997/06/30      28995.89                    30964.59
  1997/07/31      31439.87                    33428.44
  1997/08/31      29819.18                    31555.78
  1997/09/30      31408.60                    33284.09
  1997/10/31      30534.70                    32172.40
  1997/11/30      31887.17                    33661.66
  1997/12/31      32615.91                    34239.63
  1998/01/31      32780.02                    34618.32
  1998/02/28      35044.87                    37114.99
  1998/03/31      36875.61                    39015.65
  1998/04/30      37149.81                    39408.15
  1998/05/31      36919.48                    38730.72
  1998/06/30      38720.98                    40303.96
  1998/07/31      38885.90                    39874.73
  1998/08/31      33052.60                    34109.64
  1998/09/30      34521.82                    36294.70
  1998/10/31      37064.93                    39246.91
  1998/11/30      39377.89                    41625.67
  1998/12/31      42727.84                    44024.14
  1999/01/31      44230.13                    45865.23
  1999/02/28      43310.13                    44439.74
  1999/03/31      45196.47                    46217.77
  1999/04/30      46164.80                    48007.79
  1999/05/31      44729.80                    46874.32
  1999/06/30      47219.76                    49475.85
  1999/07/31      45746.70                    47931.21
  1999/08/31      45087.88                    47693.95
  1999/09/30      44127.82                    46386.66
  1999/10/31      46043.18                    49322.01
  1999/11/30      47933.66                    50324.73
  1999/12/31      53074.38                    53288.85
IMATRL PRASUN   SHR__CHT 19991231 20000113 115009 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Fund on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $53,074 - a 430.74% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $53,289 - a 432.89% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF DECEMBER 31, 1999, THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LIPPER LARGE-CAP CORE FUNDS AVERAGE WERE 9.96%, 22.35%, 213.20%, 373.15%, AND 22.35%, 25.53%, 16.66%, RESPECTIVELY;
AND THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LIPPER LARGE-CAP SUPERGROUP AVERAGES WERE 11.64%, 24.93%, 227.59%, 397.83%, AND 24.93%, 26.34%,
17.07%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Technology. If one could use only a
single word to sum up what
characterized the U.S. equity
markets for the second half of 1999,
no other term would be more
appropriate. The performance of the
technology sector during the
six-month period ending December
31, 1999, dwarfed all others. To
illustrate: The Goldman Sachs
Indexes monitor the performance of
seven sectors - Consumer, Cyclical,
Financial, Health Care, Natural
Resources, Technology and Utilities.
Of those, Utilities was the
second-best performer, returning
7.64% for the final six months of
1999. In comparison, the Goldman
Sachs Technology Index returned an
astonishing 49.40%. That
performance was mirrored by the
tech-heavy NASDAQ Index, which
was up 51.69% during the same
time frame. On a broader scale and
reflective of the extreme narrowness
of the market, the Standard & Poor's
500 Index - a
market-capitalization-weighted index
of 500 widely held U.S. stocks -
returned a more modest 7.71%. The
Dow Jones Industrial Average - an
index of 30 blue-chip stocks -
posted a 5.60% return during the
period. On the last day of the period
- in fact, the last day of the decade,
century and millennium - the
NASDAQ, Dow and S&P all closed
at record high levels.

(photograph of Beth Terrana)

An interview with Beth Terrana, Portfolio Manager of Fidelity Fund

Q. HOW DID THE FUND PERFORM, BETH?

A. Very well, on both an absolute and relative basis. For the six months ending December 31, 1999, Fidelity Fund returned 12.40%. The growth and income funds average, as tracked by Lipper Inc., returned 2.35% during that time frame, while the Standard & Poor's 500 Index returned 7.71%. The fund's 12-month return of 24.21% also outperformed its Lipper peer average and the S&P 500, which returned 13.76% and 21.04%, respectively.

Q. WHAT HELPED THE FUND OUTPACE BOTH ITS BENCHMARK AND PEER GROUP
DURING THE SIX-MONTH PERIOD?

A. Strong stock selection across several sectors, particularly in utilities and technology, spurred fund performance in the second half of 1999. While I still underweighted both sectors relative to the S&P 500 at the period's end, eight of the fund's top 10 performing stocks were from those two industries. In the fund's utilities position - which is almost entirely a wireless play - VoiceStream Wireless and Qualcomm were top performers. Both were strong beneficiaries of advancing the delivery of digital voice and data.

Q.  YOU ALSO MENTIONED TECHNOLOGY. WHAT WERE SOME OF THE
BETTER-PERFORMING STOCKS IN THAT SECTOR?

A. Familiar names such as Microsoft, Cisco, Nokia, Motorola and several others were tremendously beneficial to the fund's return. For most of the past year, I underweighted technology because I have always been value-oriented and did not find many attractive valuations in the sector. In hindsight, that was a mistake. Therefore, I increased the fund's technology weighting from 15% six months ago to nearly 28% of net assets at the end of 1999. Technology has done well for obvious reasons. In recent years, many tech companies have had among the highest earnings growth rates and the greatest improvements in return on capital. The market has been willing to pay a premium for this superior growth, with the expectation that earnings will continue to improve. As I compared various investment alternatives, I found a number of technology companies that I believe have the ability to continuously improve profitability and return on assets.

Q. WHAT OTHER STOCKS PERFORMED WELL FOR THE FUND?

A. GE, the fund's largest holding, also was its top contributor to performance. The company continued to be rewarded for its tremendous product line and for maintaining dominant market share. Several media and leisure positions, including CBS, Comcast and Viacom, also stood out. Overweighting this sector in general was a key contributor to the fund's relative performance, and the individual securities I just mentioned all offered a compelling combination of attractive valuations and strong fundamentals, which the market justly rewarded them for.

Q. WHICH STOCKS DID NOT PERFORM AS YOU HOPED?

A. Xerox was a disappointment. For the past three years, Xerox had the market for digital products largely to itself. Recently, Canon and Ricoh have developed strong competing products. In addition, Xerox has been slow to implement its announced sales force reorganization. These two factors left it vulnerable to increased competition and earnings disappointments. The fund no longer held this stock at the end of the period. Several of the fund's consumer nondurables holdings, most notably Clorox, also detracted from returns. Clorox, along with many consumer nondurables companies, was hurt by increased competition as well as by a slowdown in unit volumes.

Q. LOOKING AHEAD, WHAT AREAS OF THE MARKET APPEAR PARTICULARLY
INTERESTING TO YOU?

A. In the U.S., I have been focusing some of my time on the wireless sector. Once critical masses of people are using wireless communications, it becomes an attractive alternative for everyday communication. Although I primarily concentrate on U.S. companies, international stocks - particularly Japan - are another area of focus for me. When comparing the relative earnings growth rates between U.S. and foreign companies, many opportunities now exist overseas that may not have several years ago. In Europe, corporate restructuring has picked up, merger and acquisition activity has been heavy and the economy is improving. These three factors should drive better earnings growth and improved profitability going forward. In Japan, the economy also is improving. Many companies finally seem to be serious about restructuring. If Japanese managements remain committed to it, we could see the beginning of long-term improvement in profitability for Japanese companies.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks long-term
capital growth

FUND NUMBER: 003

TRADING SYMBOL: FFIDX

START DATE: April 30, 1930

SIZE: as of December 31,
1999 more than $16.1
billion

MANAGER: Beth Terrana, since
1993; joined Fidelity in
1983

BETH TERRANA TALKS ABOUT
OPPORTUNITIES IN JAPAN:

"Japan appears to have many of the
conditions that helped propel the
U.S. market to dizzying heights over
the past few years - (1) improving
corporate earnings, (2) favorable
consumer demographics, and (3)
healthy capital markets activity.
First, if Japanese management
remains committed to restructuring,
we could see the beginning of
long-term improvement in
profitability and earnings growth for
Japanese companies. Second, if even
a modest portion of Japanese
consumer savings is re-directed to
the Japanese equity market, the
effect could be powerful. Japanese
households have among the highest
savings rates in the world, close to
30% recently. In contrast, according
to the Federal Reserve Board, the
savings rate for U.S. households is
-1.3%. According to a recent study by
the Bank of Japan, however, the
average Japanese household had
only 9% of household financial
assets invested in equities -
compared to 43% for U.S.
households. Most Japanese
consumers' savings are invested in
`postal savings,' which are
government-sponsored savings
accounts with low returns. Daiwa
Securities Group of Japan
estimates that more than $100
trillion yen (about $1 trillion in U.S.
dollars) in postal savings will mature
by the end of 2001 - and thus be
available for investing in the stock
market. Finally, more corporate
asset sales, spin-offs, and mergers
and acquisitions should fuel
increased capital markets activity
and help sustain a vibrant
Japanese market."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF DECEMBER
31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            4.2                     3.3

Microsoft Corp.                 3.9                     2.6

Nokia AB sponsored ADR          2.3                     0.9

Cisco Systems, Inc.             1.9                     1.1

Citigroup, Inc.                 1.7                     2.0

Chase Manhattan Corp.           1.7                     2.0

Lucent Technologies, Inc.       1.5                     1.4

American Express Co.            1.5                     2.1

Motorola, Inc.                  1.4                     0.5

Home Depot, Inc.                  1.4                     0.8

                                 21.5                    16.7

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

TECHNOLOGY                      28.2                    15.1

UTILITIES                       10.4                    9.2

MEDIA & LEISURE                 10.4                    9.7

FINANCE                         10.2                    11.9

HEALTH                          9.8                     9.3



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999 *                                     AS OF JUNE 30, 1999  **

Stocks                          93.7%                         Stocks                               92.9%

Convertible  Securities          1.3%                         Convertible  Securities               1.1%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 5.0%                         Net Other Assets                      6.0%

*  FOREIGN  INVESTMENTS         15.2%                         ** FOREIGN INVESTMENTS                5.7%

Row: 1, Col: 1, Value: 93.7                                   Row: 1, Col: 1, Value: 92.90000000000001
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 1.3                                    Row: 1, Col: 4, Value: 1.1
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.0                                    Row: 1, Col: 8, Value: 6.0





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS DECEMBER 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 93.7%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.2%

AEROSPACE & DEFENSE - 0.9%

Boeing Co.                        2,509,200                $ 104,289

British Aerospace PLC             779,545                   5,167

Textron, Inc.                     433,200                   33,221

                                                            142,677

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            1,102,100                 58,136

TOTAL AEROSPACE & DEFENSE                                   200,813

BASIC INDUSTRIES - 2.4%

CHEMICALS & PLASTICS - 0.7%

Praxair, Inc.                     2,006,000                 100,927

Rohm & Haas Co.                   304,072                   12,372

                                                            113,299

IRON & STEEL - 0.1%

Nucor Corp.                       141,500                   7,756

METALS & MINING - 1.5%

Alcoa, Inc.                       2,432,400                 201,889

Furukawa Electric Co. Ltd.        2,977,000                 45,150

                                                            247,039

PACKAGING & CONTAINERS - 0.1%

Owens-Illinois, Inc. (a)          563,800                   14,130

TOTAL BASIC INDUSTRIES                                      382,224

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.1%

Masco Corp.                       824,000                   20,909

ENGINEERING - 0.2%

Fluor Corp.                       487,400                   22,359

TOTAL CONSTRUCTION & REAL                                   43,268
ESTATE

DURABLES - 1.1%

AUTOS, TIRES, & ACCESSORIES -
0.3%

Danaher Corp.                     1,001,500                 48,322

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

CONSUMER DURABLES - 0.0%

Minnesota Mining &                83,100                   $ 8,133
Manufacturing Co.

CONSUMER ELECTRONICS - 0.6%

Sony Corp.                        327,400                   93,227

HOME FURNISHINGS - 0.2%

Leggett & Platt, Inc.             1,404,800                 30,115

TOTAL DURABLES                                              179,797

ENERGY - 3.1%

ENERGY SERVICES - 0.3%

Halliburton Co.                   894,100                   35,988

Schlumberger Ltd.                 243,600                   13,703

Transocean Sedco Forex, Inc.      47,160                    1,589

                                                            51,280

OIL & GAS - 2.8%

BP Amoco PLC sponsored ADR        1,275,300                 75,641

Chevron Corp.                     413,600                   35,828

Exxon Mobil Corp.                 2,492,556                 200,807

Royal Dutch Petroleum Co. (NY     2,035,000                 122,990
Registry Gilder 1.25)

USX - Marathon Group              230,000                   5,678

                                                            440,944

TOTAL ENERGY                                                492,224

FINANCE - 10.0%

BANKS - 2.5%

Bank of New York Co., Inc.        2,502,360                 100,094

Chase Manhattan Corp.             3,533,100                 274,478

U.S. Bancorp                      1,454,900                 34,645

                                                            409,217

CREDIT & OTHER FINANCE - 3.5%

American Express Co.              1,428,964                 237,565

Associates First Capital          1,471,000                 40,361
Corp. Class A

Citigroup, Inc.                   5,020,125                 278,931

                                                            556,857

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

FEDERAL SPONSORED CREDIT - 0.8%

Fannie Mae                        1,100,400                $ 68,706

Freddie Mac                       1,295,600                 60,974

                                                            129,680

INSURANCE - 1.6%

AFLAC, Inc.                       955,200                   45,074

American International Group,     1,885,400                 203,859
Inc.

MBIA, Inc.                        256,800                   13,562

                                                            262,495

SECURITIES INDUSTRY - 1.6%

Daiwa Securities Co. Ltd.         5,160,000                 80,732

Morgan Stanley Dean Witter &      695,800                   99,325
Co.

Nikko Securities Co. Ltd.         6,471,000                 81,869

                                                            261,926

TOTAL FINANCE                                               1,620,175

HEALTH - 9.8%

DRUGS & PHARMACEUTICALS - 7.9%

Allergan, Inc.                    139,300                   6,930

American Home Products Corp.      2,419,200                 95,407

Amgen, Inc. (a)                   2,558,400                 153,664

Biogen, Inc. (a)                  551,500                   46,602

Bristol-Myers Squibb Co.          2,652,300                 170,245

Elan Corp. PLC sponsored ADR      595,600                   17,570
(a)

Eli Lilly & Co.                   2,487,300                 165,405

Genentech, Inc.                   1,287,000                 173,102

Merck & Co., Inc.                 1,321,000                 88,590

Millennium Pharmaceuticals,       106,800                   13,030
Inc. (a)

Pfizer, Inc.                      79,100                    2,566

Schering-Plough Corp.             4,531,900                 191,190

Warner-Lambert Co.                1,832,000                 150,110

                                                            1,274,411

MEDICAL EQUIPMENT & SUPPLIES
- 1.9%

Abbott Laboratories               2,338,900                 84,931

Biomet, Inc.                      994,600                   39,784

Cardinal Health, Inc.             1,471,982                 70,471

Guidant Corp.                     257,600                   12,107

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Johnson & Johnson                 949,100                  $ 88,385

Medtronic, Inc.                   458,800                   16,718

                                                            312,396

TOTAL HEALTH                                                1,586,807

INDUSTRIAL MACHINERY &
EQUIPMENT - 7.4%

ELECTRICAL EQUIPMENT - 5.9%

ABB Ltd. (Sweden) (a)             547,593                   67,271

General Electric Co.              4,374,500                 676,944

Hutchison Whampoa Ltd.            6,348,000                 92,343

Koninklijke Philips               339,400                   45,819
Electronics NV (NY Shares)

Mitsubishi Electric Corp.         9,483,000                 61,241

                                                            943,618

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

Deere & Co.                       950,500                   41,228

Illinois Tool Works, Inc.         113,800                   7,689

Ingersoll-Rand Co.                670,800                   36,936

Parker-Hannifin Corp.             71,600                    3,674

Tyco International Ltd.           3,830,000                 148,891

                                                            238,418

TOTAL INDUSTRIAL MACHINERY &                                1,182,036
EQUIPMENT

MEDIA & LEISURE - 9.4%

BROADCASTING - 4.6%

CBS Corp. (a)                     2,497,800                 159,703

Clear Channel Communications,     1,201,100                 107,198
Inc. (a)

Comcast Corp. Class A             4,322,600                 218,561
(special)

Infinity Broadcasting Corp.       1,122,900                 40,635
Class A

Time Warner, Inc.                 1,461,640                 105,878

USA Networks, Inc. (a)            2,042,800                 112,865

                                                            744,840

ENTERTAINMENT - 2.2%

Carnival Corp.                    1,388,800                 66,402

Fox Entertainment Group, Inc.     1,829,600                 45,626
Class A

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

News Corp. Ltd. sponsored:

ADR                               842,300                  $ 32,218

ADR (preferred ltd. vtg.)         730,000                   24,409

Viacom, Inc. Class B              2,825,600                 170,772
(non-vtg.) (a)

Walt Disney Co.                   423,500                   12,387

                                                            351,814

PUBLISHING - 1.5%

McGraw-Hill Companies, Inc.       3,605,400                 222,183

Reader's Digest Association,      572,200                   16,737
Inc. Class A (non-vtg.)

                                                            238,920

RESTAURANTS - 1.1%

McDonald's Corp.                  3,293,600                 132,773

Starbucks Corp. (a)               1,607,700                 38,987

                                                            171,760

TOTAL MEDIA & LEISURE                                       1,507,334

NONDURABLES - 2.7%

BEVERAGES - 0.3%

Anheuser-Busch Companies,         795,500                   56,381
Inc.

FOODS - 0.3%

Flowers Industries, Inc.          610,700                   9,733

Keebler Foods Co. (a)             1,180,700                 33,207

                                                            42,940

HOUSEHOLD PRODUCTS - 1.7%

Avon Products, Inc.               492,500                   16,253

Clorox Co.                        2,432,354                 122,530

Colgate-Palmolive Co.             1,090,500                 70,883

Estee Lauder Companies, Inc.      428,480                   21,611

Procter & Gamble Co.              343,800                   37,668

                                                            268,945

TOBACCO - 0.4%

Philip Morris Companies, Inc.     2,888,700                 66,982

TOTAL NONDURABLES                                           435,248

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - 5.8%

APPAREL STORES - 0.5%

Abercrombie & Fitch Co. Class     2,379,200                $ 63,495
A (a)

The Limited, Inc.                 424,400                   18,382

                                                            81,877

DRUG STORES - 0.8%

CVS Corp.                         3,324,726                 132,781

GENERAL MERCHANDISE STORES -
2.6%

Cifra SA de CV Series V (a)       15,180,000                30,472

Costco Wholesale Corp. (a)        976,900                   89,142

Dayton Hudson Corp.               1,122,500                 82,434

Kohls Corp. (a)                   153,700                   11,095

Nordstrom, Inc.                   862,400                   22,584

Wal-Mart Stores, Inc.             2,483,500                 171,672

                                                            407,399

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.9%

Home Depot, Inc.                  3,397,894                 232,968

Staples, Inc. (a)                 3,107,800                 64,487

Webvan Group, Inc.                621,600                   10,256

                                                            307,711

TOTAL RETAIL & WHOLESALE                                    929,768

SERVICES - 2.0%

ADVERTISING - 1.1%

DoubleClick, Inc. (a)             121,200                   30,671

Omnicom Group, Inc.               1,472,200                 147,220

                                                            177,891

LEASING & RENTAL - 0.2%

Marubeni Corp.                    5,422,000                 22,760

SERVICES - 0.7%

Cendant Corp. (a)                 1,858,100                 49,356

Ecolab, Inc.                      1,552,100                 60,726

Gartner Group, Inc. Class B       510,736                   7,055
(a)

                                                            117,137

TOTAL SERVICES                                              317,788

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - 28.1%

COMMUNICATIONS EQUIPMENT - 7.3%

ADC Telecommunications, Inc.      845,300                  $ 61,337
(a)

Cabletron Systems, Inc. (a)       1,184,500                 30,797

Cisco Systems, Inc. (a)           2,942,950                 315,264

Jabil Circuit, Inc. (a)           386,800                   28,236

Lucent Technologies, Inc.         3,177,820                 237,741

Marconi PLC                       1,818,000                 32,195

NEC Corp.                         1,454,000                 34,643

Nokia AB sponsored ADR            1,994,500                 378,955

Telefonaktiebolaget LM            1,097,400                 72,085
Ericsson sponsored ADR

                                                            1,191,253

COMPUTER SERVICES & SOFTWARE
- 9.3%

Amazon.com, Inc. (a)              374,300                   28,494

America Online, Inc. (a)          1,791,000                 135,109

At Home Corp. Series A (a)        864,692                   37,074

Automatic Data Processing,        430,600                   23,199
Inc.

BEA Systems, Inc. (a)             120,600                   8,434

Computer Sciences Corp. (a)       528,200                   49,981

Exodus Communications, Inc.       439,600                   39,042
(a)

Healtheon/Web Maryland Corp.      755,700                   28,339

IMS Health, Inc.                  2,128,900                 57,879

Inktomi Corp. (a)                 363,600                   32,270

Intuit, Inc. (a)                  1,757,100                 105,316

Lycos, Inc. (a)                   221,600                   17,631

Microsoft Corp. (a)               5,362,200                 626,037

Trans Cosmos, Inc.                75,900                    32,380

Unisys Corp. (a)                  3,780,209                 120,730

Yahoo Japan Corp.                 45                        40,245

Yahoo!, Inc. (a)                  270,300                   116,955

                                                            1,499,115

COMPUTERS & OFFICE EQUIPMENT
- 6.3%

Comverse Technology, Inc. (a)     169,500                   24,535

Dell Computer Corp. (a)           3,477,300                 177,342

EMC Corp. (a)                     1,537,500                 167,972

Fujitsu Ltd.                      2,258,000                 102,958

Hewlett-Packard Co.               444,300                   50,622

International Business            814,300                   87,944
Machines Corp.

Lexmark International Group,      527,200                   47,712
Inc. Class A (a)

Pitney Bowes, Inc.                1,284,700                 62,067

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

SCI Systems, Inc. (a)             291,100                  $ 23,925

Softbank Corp.                    141,800                   135,695

Sun Microsystems, Inc. (a)        1,807,400                 139,961

                                                            1,020,733

ELECTRONIC INSTRUMENTS - 0.1%

PE Corp. - Biosystems Group       106,900                   12,861

ELECTRONICS - 5.1%

Analog Devices, Inc. (a)          873,000                   81,189

DII Group, Inc. (a)               659,200                   46,783

Flextronics International         222,800                   10,249
Ltd. (a)

Intel Corp.                       283,800                   23,360

Motorola, Inc.                    1,592,100                 234,437

Samsung Electronics Co. Ltd.      300,910                   70,491

Sanmina Corp. (a)                 754,600                   75,366

Solectron Corp. (a)               605,200                   57,570

Texas Instruments, Inc.           2,265,600                 219,480

                                                            818,925

TOTAL TECHNOLOGY                                            4,542,887

UTILITIES - 10.4%

CELLULAR - 7.4%

ALLTEL Corp.                      1,544,500                 127,711

China Telecom (Hong Kong)         18,554,600                119,271
Ltd. (a)

Hikari Tsushin, Inc.              20,000                    40,117

Mannesmann AG (Reg.)              444,750                   108,313

Nextel Communications, Inc.       1,003,400                 103,476
Class A (a)

QUALCOMM, Inc. (a)                860,400                   151,538

Sprint Corp. - PCS Group          1,317,000                 134,993
Series 1 (a)

United States Cellular Corp.      303,600                   30,645
(a)

Vodafone AirTouch PLC             3,981,000                 197,060
sponsored ADR

VoiceStream Wireless Corp. (a)    1,090,500                 155,192

Western Wireless Corp. Class A    378,700                   25,278

                                                            1,193,594

ELECTRIC UTILITY - 1.0%

AES Corp. (a)                     1,112,400                 83,152

Illinova Corp.                    1,074,900                 37,353

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

PG&E Corp.                        199,200                  $ 4,084

Unicom Corp.                      841,500                   28,190

                                                            152,779

GAS - 0.0%

Dynegy, Inc.                      305,800                   7,435

TELEPHONE SERVICES - 2.0%

AT&T Corp.                        704,194                   35,738

BellSouth Corp.                   411,200                   19,249

CenturyTel, Inc.                  612,200                   29,003

DDI Corp.                         4,278                     58,603

MCI WorldCom, Inc. (a)            2,438,199                 129,377

SBC Communications, Inc.          983,900                   47,965

                                                            319,935

TOTAL UTILITIES                                             1,673,743

TOTAL COMMON STOCKS                                         15,094,112
(Cost $9,747,524)

CONVERTIBLE PREFERRED STOCKS
- 0.9%



MEDIA & LEISURE - 0.9%

BROADCASTING - 0.9%

Comcast Corp.:

$1.44 ZONES                       292,200                   28,964

$1.63 ZONES                       148,200                   14,653

Cox Communications, Inc.          149,500                   14,502
$6.858 PRIZES

MediaOne Group, Inc.              702,700                   75,892
(Vodafone AirTouch PLC)
$3.63 PIES

UnitedGlobalCom, Inc. $3.50       242,700                   15,351

TOTAL CONVERTIBLE PREFERRED                                 149,362
STOCKS
(Cost $114,560)



CORPORATE BONDS - 0.4%

MOODY'S RATINGS (UNAUDITED)                 PRINCIPAL AMOUNT (000S)           VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.4%

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

Elan Finance Corp. Ltd.         Baa3        $ 48,100                          $ 25,002
liquid yield option notes 0%
12/14/18 (c)

MEDIA & LEISURE - 0.1%

BROADCASTING - 0.1%

Liberty Media Corp. 4%          Baa3         10,870                            13,642
11/15/29 (c)

TECHNOLOGY - 0.1%

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

EMC Corp. 3.25% 3/15/02         Ba2          2,230                             21,508

TOTAL CONVERTIBLE BONDS                                                        60,152

NONCONVERTIBLE BONDS - 0.0%

AEROSPACE & DEFENSE - 0.0%

British Aerospace PLC 7.45%     -      GBP   246                               388
11/30/03

TOTAL CORPORATE BONDS                                                          60,540
(Cost $40,393)


CASH EQUIVALENTS - 5.8%

                               SHARES

Central Cash Collateral Fund,   143,491,594                 143,492
4.97% (b)

Taxable Central Cash Fund,      792,256,599                 792,257
5.12% (b)

TOTAL CASH EQUIVALENTS                                      935,749
(Cost $935,749)

TOTAL INVESTMENT PORTFOLIO -                                16,239,763
100.8%
(Cost $10,838,226)

NET OTHER ASSETS - (0.8)%                                   (121,552)

NET ASSETS - 100%                                         $ 16,118,211

CURRENCY TYPE ABBREVIATIONS

GBP                          -   British pound

SECURITY TYPE ABBREVIATIONS

PIES                         -   Premium Income Equity
                                 Securities

PRIZES                       -   Participating Redeemable
                                 Indexed Zero- Premium
                                 Exchangable Securities

ZONES                        -   Zero-Premium Option Note
                                 Exchangeable Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,644,000 or 0.3% of net assets.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America      84.8%

Japan                          5.3

Finland                        2.3

United Kingdom                 1.9

Hong Kong                      1.3

Netherlands                    1.1

Others (individually less      3.3
than 1%)

                            100.0%

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $10,874,189,000. Net unrealized appreciation aggregated $5,365,574,000, of which $5,621,223,000 related to appreciated investment securities and $255,649,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                DECEMBER
                                 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 16,239,763
value (cost $10,838,226) -
See accompanying schedule

Receivable for investments                46,138
sold

Receivable for fund shares                26,303
sold

Dividends receivable                      7,305

Interest receivable                       3,191

Other receivables                         742

 TOTAL ASSETS                             16,323,442

LIABILITIES

Payable to custodian bank      $ 4

Payable for investments         31,532
purchased

Payable for fund shares         23,325
redeemed

Accrued management fee          4,634

Other payables and accrued      2,244
expenses

Collateral on securities        143,492
loaned, at value

 TOTAL LIABILITIES                        205,231

NET ASSETS                               $ 16,118,211

Net Assets consist of:

Paid in capital                          $ 10,669,434

Distributions in excess of                (5,067)
net investment income

Accumulated undistributed net             52,298
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               5,401,546
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 378,301                  $ 16,118,211
shares outstanding

NET ASSET VALUE, offering                 $42.61
price and redemption price
per share ($16,118,211
(divided by) 378,301 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        SIX
                            MONTHS ENDED DECEMBER 31,
                                     1999 (UNAUDITED)

INVESTMENT INCOME                            $ 58,128
Dividends

Interest                                      21,358

Security lending                              272

 TOTAL INCOME                                 79,758

EXPENSES

Management fee                   $ 25,852

Transfer agent fees               12,101

Accounting and security           517
lending fees

Non-interested trustees'          18
compensation

Custodian fees and expenses       203

Registration fees                 464

Audit                             38

Legal                             48

Miscellaneous                     32

 Total expenses before            39,273
reductions

 Expense reductions               (1,601)     37,672

NET INVESTMENT INCOME                         42,086

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            93,726

 Foreign currency transactions    (669)       93,057

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,629,796

 Assets and liabilities in        11          1,629,807
foreign currencies

NET GAIN (LOSS)                               1,722,864

NET INCREASE (DECREASE) IN                   $ 1,764,950
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED DECEMBER 31,  YEAR ENDED JUNE 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 42,086                       $ 93,003
income

 Net realized gain (loss)         93,057                         919,878

 Change in net unrealized         1,629,807                      1,192,377
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,764,950                      2,205,258
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (52,377)                       (88,023)
From net investment income

 From net realized gain           (778,627)                      (476,294)

 TOTAL DISTRIBUTIONS              (831,004)                      (564,317)

Share transactions Net            2,770,105                      6,719,777
proceeds from sales of shares

 Reinvestment of distributions    779,366                        528,255

 Cost of shares redeemed          (2,207,282)                    (3,772,952)

 NET INCREASE (DECREASE) IN       1,342,189                      3,475,080
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       2,276,135                      5,116,021
IN NET ASSETS

NET ASSETS

 Beginning of period              13,842,076                     8,726,055

 End of period (including        $ 16,118,211                   $ 13,842,076
under (over) distribution
of net investment income of
$(5,067) and  $5,224,
respectively)

OTHER INFORMATION
Shares

 Sold                             71,916                         186,703

 Issued in reinvestment of        21,619                         15,678
distributions

 Redeemed                         (57,972)                       (107,375)

 Net increase (decrease)          35,563                         95,006


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED DECEMBER 31,  YEARS ENDED JUNE 30,
                               1999

                               (UNAUDITED)                    1999                  1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 40.39                        $ 35.22               $ 28.83  $ 24.65  $ 21.04  $ 18.61
period

Income from Invest- ment
Operations

Net investment income           .11  D                         .31 D                 .32 D    .34 D    .39      .38

Net realized  and unrealized    4.46                           6.96                  8.74     5.99     5.04     3.35
gain (loss)

Total from  investment          4.57                           7.27                  9.06     6.33     5.43     3.73
operations

Less Distributions

 From net investment income     (.14)                          (.29)                 (.31)    (.33)    (.41)    (.36)

From net realized gain          (2.21)                         (1.81)                (2.36)   (1.82)   (1.41)   (.94)

Total distributions             (2.35)                         (2.10)                (2.67)   (2.15)   (1.82)   (1.30)

Net asset value,  end of       $ 42.61                        $ 40.39               $ 35.22  $ 28.83  $ 24.65  $ 21.04
period

TOTAL RETURN B, C               12.40%                         21.95%                33.54%   27.97%   27.00%   21.09%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 16,118                       $ 13,842              $ 8,726  $ 5,509  $ 3,947  $ 2,404
(in millions)

Ratio of expenses  to average   .56% A                         .57%                  .58%     .62%     .63%     .66%
 net assets

Ratio of expenses to average    .53% A, E                      .55% E                .56% E   .59% E   .60% E   .64% E
net assets after expense
reductions

Ratio of net invest- ment       .60% A                         .87%                  1.01%    1.34%    1.71%    2.18%
income to average net assets

Portfolio turnover rate         79% A                          71%                   65%      107%     150%     157%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund(the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $5,879,084,000 and $5,311,087,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .09%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period,

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

the management fee was equivalent to an annualized rate of .37% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $255,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $145,505,000. The fund received cash collateral of $143,492,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,422,000 under this arrangement.

In addition, through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $179,000 under this arrangement.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Beth Terrana, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)    1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com



FIDELITY FIFTYSM

SEMIANNUAL REPORT
DECEMBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 19  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Fidelity Fifty has a 3% sales charge, which was waived beginning January 1, 1995 through December 31, 1998. Effective January 1, 1999, the fund's 3% sales charge has been reinstated.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY FIFTY                   14.92%         45.79%       217.60%       249.78%

FIDELITY FIFTY (INCL. 3.00%      11.47%         41.42%       208.07%       239.28%
SALES CHARGE)

S&P 500 (registered trademark)   7.71%          21.04%       251.12%       264.45%

Capital Appreciation Funds       23.51%         41.56%       209.17%       n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 17, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 292 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY FIFTY                     45.79%       26.00%        22.03%

FIDELITY FIFTY (INCL. 3.00%        41.42%       25.24%        21.44%
SALES CHARGE)

S&P 500                            21.04%       28.56%        22.83%

Capital Appreciation Funds         41.56%       22.88%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Fidelity Fifty              S&P 500
             00500                       SP001
  1993/09/17       9700.00                    10000.00
  1993/09/30       9971.60                    10012.20
  1993/10/31      10369.30                    10219.45
  1993/11/30      10204.40                    10122.36
  1993/12/31      10272.24                    10244.84
  1994/01/31      10660.60                    10593.17
  1994/02/28      10505.25                    10306.09
  1994/03/31       9990.67                     9856.75
  1994/04/30      10116.89                     9982.91
  1994/05/31      10126.60                    10146.63
  1994/06/30       9874.16                     9898.04
  1994/07/31      10262.53                    10222.70
  1994/08/31      10796.53                    10641.83
  1994/09/30      10767.40                    10381.10
  1994/10/31      10990.71                    10614.68
  1994/11/30      10495.55                    10228.09
  1994/12/31      10682.65                    10379.77
  1995/01/31      10623.74                    10648.92
  1995/02/28      11065.57                    11063.91
  1995/03/31      11536.87                    11390.41
  1995/04/30      11860.88                    11725.85
  1995/05/31      12302.72                    12194.54
  1995/06/30      12862.38                    12477.82
  1995/07/31      13520.22                    12891.58
  1995/08/31      13547.85                    12923.94
  1995/09/30      13994.60                    13469.33
  1995/10/31      13610.19                    13421.24
  1995/11/30      14181.61                    14010.43
  1995/12/31      14115.33                    14280.28
  1996/01/31      14474.47                    14766.38
  1996/02/29      14866.26                    14903.26
  1996/03/31      14909.79                    15046.78
  1996/04/30      15225.40                    15268.57
  1996/05/31      15508.36                    15662.35
  1996/06/30      15236.28                    15722.02
  1996/07/31      14126.21                    15027.42
  1996/08/31      14412.90                    15344.35
  1996/09/30      15039.55                    16207.93
  1996/10/31      15358.57                    16654.94
  1996/11/30      16497.93                    17913.89
  1996/12/31      16362.51                    17559.02
  1997/01/31      17201.62                    18656.10
  1997/02/28      17026.80                    18802.37
  1997/03/31      16001.23                    18029.78
  1997/04/30      16817.03                    19106.16
  1997/05/31      18157.26                    20269.34
  1997/06/30      19008.02                    21177.40
  1997/07/31      20534.72                    22862.49
  1997/08/31      19821.88                    21581.73
  1997/09/30      20974.46                    22763.77
  1997/10/31      19467.24                    22003.46
  1997/11/30      19707.88                    23022.00
  1997/12/31      20134.90                    23417.28
  1998/01/31      20201.04                    23676.28
  1998/02/28      21775.32                    25383.81
  1998/03/31      23204.08                    26683.72
  1998/04/30      23428.98                    26952.15
  1998/05/31      22330.95                    26488.85
  1998/06/30      22820.43                    27564.82
  1998/07/31      22569.08                    27271.26
  1998/08/31      17584.99                    23328.38
  1998/09/30      18095.70                    24822.80
  1998/10/31      19669.24                    26841.88
  1998/11/30      21063.34                    28468.77
  1998/12/31      23271.81                    30109.14
  1999/01/31      26349.88                    31368.30
  1999/02/28      25742.55                    30393.38
  1999/03/31      29427.94                    31609.42
  1999/04/30      29924.85                    32833.65
  1999/05/31      28254.69                    32058.45
  1999/06/30      29524.56                    33837.69
  1999/07/31      28599.76                    32781.28
  1999/08/31      28707.47                    32619.01
  1999/09/30      28305.86                    31724.92
  1999/10/31      29332.19                    33732.48
  1999/11/30      30566.76                    34418.26
  1999/12/31      33928.36                    36445.49
IMATRL PRASUN   SHR__CHT 19991231 20000112 161701 R00000000000079

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Fifty on September 17, 1993, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by December 31, 1999, the value of the investment would have grown to $33,928 - a 239.28% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $36,445 - a 264.45% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF DECEMBER 31, 1999, THE SIX MONTH, ONE YEAR AND FIVE YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE WERE 22.26%, 38.09%, 279.21% AND 38.09%, 30.14%, RESPECTIVELY; AND THE SIX MONTH,
ONE YEAR AND FIVE YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LIPPER LARGE-CAP SUPERGROUP AVERAGE WERE 11.64%, 24.93%, 227.59% AND 24.93%, 26.34%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Technology. If one could use only a
single word to sum up what
characterized the U.S. equity
markets for the second half of 1999,
no other term would be more
appropriate. The performance of the
technology sector during the
six-month period ending December
31, 1999, dwarfed all others. To
illustrate: The Goldman Sachs
Indexes monitor the performance of
seven sectors - Consumer, Cyclical,
Financial, Health Care, Natural
Resources, Technology and Utilities.
Of those, Utilities was the
second-best performer, returning
7.64% for the final six months of
1999. In comparison, the Goldman
Sachs Technology Index returned an
astonishing 49.40%. That
performance was mirrored by the
tech-heavy NASDAQ Index, which
was up 51.69% during the same
time frame. On a broader scale and
reflective of the extreme narrowness
of the market, the Standard & Poor's
500 Index - a
market-capitalization-weighted index
of 500 widely held U.S. stocks -
returned a more modest 7.71%. The
Dow Jones Industrial Average - an
index of 30 blue-chip stocks -
posted a 5.60% return during the
period. On the last day of the period
- in fact, the last day of the decade,
century and millennium - the
NASDAQ, Dow and S&P all closed
at record high levels.

(photograph of John Muresianu)

An interview with John Muresianu, Portfolio Manager of Fidelity Fifty

Q. HOW DID THE FUND PERFORM, JOHN?

A. For the six-month period that ended December 31, 1999, the fund had a total return of 14.92%. That outpaced the Standard & Poor's 500 Index, which was up 7.71% over the same period. The capital appreciation funds average tracked by Lipper Inc. returned 23.51% over the same time frame. For the 12 months that ended December 31, 1999, the fund returned 45.79%, while the S&P 500 and the Lipper group returned 21.04% and 41.56%, respectively.

Q. WHY DID THE FUND OUTPERFORM ITS BENCHMARK DURING THE SIX-MONTH
PERIOD?

A. Simply put, strong stock picking within the technology and health care sectors, along with a timely investment in Japan, powered fund returns. Our exposure to the explosive growth of the Internet, as well as to voice and data communications, further bolstered fund performance relative to the index. Out-of-benchmark positions in Amazon.com, eBay and Nokia, as well as an overweighting in America Online and Yahoo!, contributed meaningfully to returns. The fund no longer held eBay at the close of the period. The fund's stake in health care, most notably in biotechnology and genomics concerns, also added appreciably to performance. Additionally, we were rewarded for our position in Softbank, a Japanese venture capital firm investing in Internet start-ups, which benefited from a resurgent economy in that nation. The fund trailed the Lipper average as many of its peers remained heavier in tech for much of the period.

Q. WHAT ELSE INFLUENCED FUND PERFORMANCE?

A. Having an average underweighting in financial stocks relative to the index helped, as sharply rising interest rates kept most issues in check during the period. Holding some strong retailer names, such as Home Depot and Wal-Mart, also gave us a boost. Overweighting CBS and global communications equipment provider Nortel Networks garnered additional returns for the fund. On the flip side, the fund suffered from maintaining a higher-than-normal cash weighting at times during the period. It's important to note that the fund's cash position will vary as I become more or less concerned with the general valuation levels of the market. Over the past six months during the dramatic run-up in tech stocks, I became as concerned as ever. Thus, I restructured the fund, taking profits from some of the fund's richly valued positions. The cash that accumulated from these moves was re-deployed as soon as I could find quality investment opportunities elsewhere in the marketplace.

Q. COULD YOU NAME SOME OTHER STOCKS THAT WERE KEY CONTRIBUTORS?

A. Sure. The market rallied around the earnings growth potential of PE Biosystems and Celera Genomics. These companies provide technology and information solutions to life science customers involved in the quest to decode the blueprint of human life. Genentech - a biotechnology company that uses human genetic information in the development of biopharmaceuticals - soared on the back of strong sales of its core drug products.

Q. WHAT STOCKS DETRACTED FROM PERFORMANCE?

A. Many defensive names that are traditionally considered safe havens were quite the opposite over the past six months. Incredibly cheap stocks that had been out of favor for so long became even cheaper and even more out of favor. A good example of this was Waste Management, which fell precipitously during the period. Investors' waning confidence in the nation's largest trash collector, felled by accounting irregularities and repeated earnings shortfalls, pushed the stock further downward. Other not-so-safe havens included energy services provider PG&E and tobacco giant Philip Morris, each of which lost ground during the period.

Q. WHAT'S YOUR OUTLOOK, JOHN?

A. I will continue to focus my efforts on trying to pick the best stocks. In the past, my success has overwhelmingly come from picking stocks, not betting on sectors or timing the market. I remain concerned about the lofty valuation levels in certain sectors along with their inherent risks. Stock prices have seemed to amass much of their buoyancy from the market's optimism about the U.S. economy's strong prospects. With world economies picking up and technological innovation influencing further openness of the global economy, tremendous potential exists for growth in the world's leading companies. However, fear of higher interest rates and further tightening in monetary policy may temper Wall Street's enthusiasm and continue to fuel volatility in the coming months.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
mainly in equity securities,
normally 50 to 60 stocks

FUND NUMBER: 500

TRADING SYMBOL: FFTYX

START DATE: September 17,
1993
SIZE: as of December 31,
1999, more than $609 million

MANAGER: John Muresianu,
since 1999; manager,
Fidelity American Trust
Portfolio, since 1997; Fidelity
Advisor Utilities Growth
Fund, 1996-1997; several
Fidelity Select Portfolios,
1992-1997; joined Fidelity
in 1986

JOHN MURESIANU ON HOW
CORPORATE EARNINGS HELP
GUIDE HIS INVESTMENT DECISIONS:

"In researching an investment
opportunity, I take a longer-term
perspective than most in this
business, namely looking 10-20
years in either direction. I use a
wide range of analytical tools that
combine the elements of
fundamental, valuation and
technical analysis. I concentrate
more on business mix and
management than I do on earnings
or revenue momentum. I apply
customized metrics to individual
securities, which help me drill down
deeper than surface-level earnings
to understand what fuels stock
prices. In our business, the mantra is
that `earnings drive stocks.' But
earnings alone tell me very little.
What's more important to
understand is that, over the long
term, revenues drive earnings.
Taking it two steps further, units
drive revenues and value-added
drives units. To really get ahead of
the curve as an analyst, it's
essential to have a clear
understanding of whether or not a
company actually adds value for its
customers. One must see the
company through the eyes of its
customers. This involves
re-directing the research focus
away from simply talking to
company management to
speaking directly to its customers.
By digging deeper, I reaped the
rewards as an early Internet and
genomics investor. If I had been
obsessed solely with earnings,
there's a good chance that I would
have completely missed many of
the greatest companies of the past
few years."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF DECEMBER
31, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Microsoft Corp.                 5.0                      4.4

PE Corp. - Celera Genomics      4.1                      0.4
Group

Citigroup, Inc.                 4.1                      1.1

Exxon Mobil Corp.               3.9                      2.3

Genentech, Inc.                 3.1                      0.0

General Electric Co.            3.0                      3.0

AT&T Corp.                      2.8                      3.5

Motorola, Inc.                  2.7                      0.0

Wal-Mart Stores, Inc.           2.6                      2.3

Softbank Corp.                  2.6                      0.0

                                33.9                     17.0

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

TECHNOLOGY                      27.0                     20.6

HEALTH                          15.0                     12.5

UTILITIES                       10.6                     15.5

FINANCE                         10.6                     8.7

ENERGY                          7.7                      7.6



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999 *                                    AS OF JUNE 30, 1999 **

Stocks                          93.8%                        Stocks                                92.9%

Short-Term  Investments and                                  Short-Term  Investments and
Net Other Assets                 6.2%                        Net Other Assets                       7.1%

* FOREIGN INVESTMENTS           10.6%                        ** FOREIGN INVESTMENTS                10.1%

Row: 1, Col: 1, Value: 93.8                                  Row: 1, Col: 1, Value: 93.0
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.2                                   Row: 1, Col: 8, Value: 7.0





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS DECEMBER 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 93.8%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.8%

Boeing Co.                        123,300                    $ 5,124,656

BASIC INDUSTRIES - 4.9%

IRON & STEEL - 1.8%

Bethlehem Steel Corp. (a)         1,328,200                   11,123,675

METALS & MINING - 3.1%

Inco Ltd.                         382,100                     8,874,376

Phelps Dodge Corp.                142,800                     9,585,450

                                                              18,459,826

TOTAL BASIC INDUSTRIES                                        29,583,501

ENERGY - 7.7%

ENERGY SERVICES - 2.3%

Schlumberger Ltd.                 248,700                     13,989,375

Transocean Sedco Forex, Inc.      8,148                       274,486

                                                              14,263,861

OIL & GAS - 5.4%

Burlington Resources, Inc.        270,400                     8,940,100

Exxon Mobil Corp.                 294,700                     23,741,769

                                                              32,681,869

TOTAL ENERGY                                                  46,945,730

FINANCE - 10.6%

CREDIT & OTHER FINANCE - 4.1%

Citigroup, Inc.                   447,050                     24,839,216

FEDERAL SPONSORED CREDIT - 3.3%

Fannie Mae                        172,400                     10,764,225

Freddie Mac                       137,400                     6,466,388

SLM Holding Corp.                 68,100                      2,877,225

                                                              20,107,838

INSURANCE - 2.6%

American International Group,     95,925                      10,371,891
Inc.

Berkshire Hathaway, Inc.          97                          5,441,700
Class A (a)

                                                              15,813,591

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.6%

Nomura Securities Co. Ltd.        209,000                    $ 3,773,043

TOTAL FINANCE                                                 64,533,688

HEALTH - 15.0%

DRUGS & PHARMACEUTICALS - 13.6%

Biogen, Inc. (a)                  49,000                      4,140,500

Bristol-Myers Squibb Co.          91,500                      5,873,156

Eli Lilly & Co.                   92,600                      6,157,900

Genentech, Inc.                   142,500                     19,166,250

Merck & Co., Inc.                 104,300                     6,994,619

PE Corp. - Celera Genomics        167,700                     24,987,300
Group (a)

Pfizer, Inc.                      99,100                      3,214,556

Pharmacia & Upjohn, Inc.          69,100                      3,109,500

Schering-Plough Corp.             108,000                     4,556,250

Warner-Lambert Co.                54,800                      4,490,175

                                                              82,690,206

MEDICAL EQUIPMENT & SUPPLIES
- 1.4%

Guidant Corp.                     79,600                      3,741,200

Medtronic, Inc.                   134,700                     4,908,131

                                                              8,649,331

TOTAL HEALTH                                                  91,339,537

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.6%

ELECTRICAL EQUIPMENT - 3.0%

General Electric Co.              119,100                     18,430,725

POLLUTION CONTROL - 1.6%

Waste Management, Inc.            564,600                     9,704,063

TOTAL INDUSTRIAL MACHINERY &                                  28,134,788
EQUIPMENT

MEDIA & LEISURE - 4.5%

BROADCASTING - 3.1%

CBS Corp. (a)                     189,400                     12,109,763

Clear Channel Communications,     72,700                      6,488,475
Inc. (a)

                                                              18,598,238

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.7%

Walt Disney Co.                   138,900                    $ 4,062,825

RESTAURANTS - 0.7%

McDonald's Corp.                  111,000                     4,474,688

TOTAL MEDIA & LEISURE                                         27,135,751

NONDURABLES - 2.6%

FOODS - 0.5%

Nabisco Group Holdings Corp.      284,600                     3,023,875

HOUSEHOLD PRODUCTS - 1.0%

Procter & Gamble Co.              56,100                      6,146,456

TOBACCO - 1.1%

Philip Morris Companies, Inc.     278,300                     6,453,081

TOTAL NONDURABLES                                             15,623,412

PRECIOUS METALS - 1.5%

Newmont Mining Corp.              382,100                     9,361,450

RETAIL & WHOLESALE - 4.0%

GENERAL MERCHANDISE STORES -
2.6%

Wal-Mart Stores, Inc.             234,200                     16,189,075

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.4%

Home Depot, Inc.                  120,600                     8,268,638

TOTAL RETAIL & WHOLESALE                                      24,457,713

TECHNOLOGY - 27.0%

COMMUNICATIONS EQUIPMENT - 7.7%

Cisco Systems, Inc. (a)           126,000                     13,497,750

Lucent Technologies, Inc.         151,500                     11,334,094

Nokia AB sponsored ADR            67,700                      12,863,000

Nortel Networks Corp.             91,500                      9,224,632

                                                              46,919,476

COMPUTER SERVICES & SOFTWARE
- 8.5%

Amazon.com, Inc. (a)              26,400                      2,009,700

America Online, Inc. (a)          167,700                     12,650,869

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Microsoft Corp. (a)               260,800                    $ 30,448,395

Yahoo!, Inc. (a)                  15,000                      6,490,313

                                                              51,599,277

COMPUTERS & OFFICE EQUIPMENT
- 4.0%

International Business            75,900                      8,197,200
Machines Corp.

Softbank Corp.                    16,800                      16,076,713

                                                              24,273,913

ELECTRONIC INSTRUMENTS - 2.1%

PE Corp. - Biosystems Group       109,500                     13,174,219

ELECTRONICS - 4.7%

Intel Corp.                       70,200                      5,778,338

Motorola, Inc.                    113,800                     16,757,050

Texas Instruments, Inc.           66,400                      6,432,500

                                                              28,967,888

TOTAL TECHNOLOGY                                              164,934,773

UTILITIES - 10.6%

CELLULAR - 2.7%

QUALCOMM, Inc. (a)                44,000                      7,749,500

Sprint Corp. - PCS Group          86,500                      8,866,250
Series 1 (a)

                                                              16,615,750

ELECTRIC UTILITY - 0.3%

PG&E Corp.                        100,800                     2,066,400

TELEPHONE SERVICES - 7.6%

AT&T Corp.                        336,900                     17,097,675

MCI WorldCom, Inc. (a)            177,150                     9,400,022

SBC Communications, Inc.          294,423                     14,353,121

Sprint Corp. - FON Group          79,800                      5,371,538

                                                              46,222,356

TOTAL UTILITIES                                               64,904,506

TOTAL COMMON STOCKS                                           572,079,505
(Cost $462,952,884)

CASH EQUIVALENTS - 6.4%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund,        38,794,969                 $ 38,794,969
5.12% (b) (Cost $38,794,969)

TOTAL INVESTMENT PORTFOLIO -                                  610,874,474
100.2%
(Cost $501,747,853)

NET OTHER ASSETS - (0.2)%                                     (1,031,810)

NET ASSETS - 100%                                           $ 609,842,664

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America     89.4%

Japan                         3.2

Canada                        3.0

Netherlands Antilles          2.3

Finland                       2.1

                            100.0%

INCOME TAX INFORMATION

At December 31, 1999, the aggregate
cost of investment securities for income tax purposes was $509,788,097. Net unrealized appreciation aggregated $101,086,377, of which $129,112,698 related to appreciated investment securities and $28,026,321 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                             DECEMBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 610,874,474
value (cost $501,747,853) -
See accompanying schedule

Receivable for investments                    4,473,177
sold

Receivable for fund shares                    3,048,717
sold

Dividends receivable                          452,238

Interest receivable                           136,361

Other receivables                             67,575

 TOTAL ASSETS                                 619,052,542

LIABILITIES

Payable for investments         $ 6,545,463
purchased

Payable for fund shares          2,281,788
redeemed

Accrued management fee           271,618

Other payables and accrued       111,009
expenses

 TOTAL LIABILITIES                            9,209,878

NET ASSETS                                   $ 609,842,664

Net Assets consist of:

Paid in capital                              $ 505,006,169

Undistributed net investment                  1,300,356
income

Accumulated undistributed net                 (5,590,572)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   109,126,711
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 26,737,901                   $ 609,842,664
shares outstanding

NET ASSET VALUE, offering                     $22.81
price and redemption price
per share ($609,842,664
(divided by) 26,737,901
shares)

Maximum offering price per                    $23.52
share (100/97.00 of $22.81)

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED DECEMBER
                                     31, 1999 (UNAUDITED)

INVESTMENT INCOME                             $ 2,375,763
Dividends

Interest                                       1,005,955

Security lending                               19,153

 TOTAL INCOME                                  3,400,871

EXPENSES

Management fee Basic fee         $ 1,510,293

 Performance adjustment           (167,442)

Transfer agent fees               653,188

Accounting and security           115,898
lending fees

Non-interested trustees'          707
compensation

Custodian fees and expenses       13,587

Registration fees                 51,718

Audit                             10,414

Legal                             3,978

Miscellaneous                     1,043

 Total expenses before            2,193,384
reductions

 Expense reductions               (138,964)    2,054,420

NET INVESTMENT INCOME                          1,346,451

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (279,077)

 Foreign currency transactions    44,617       (234,460)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            77,436,768

 Assets and liabilities in        1,378        77,438,146
foreign currencies

NET GAIN (LOSS)                                77,203,686

NET INCREASE (DECREASE) IN                    $ 78,550,137
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED DECEMBER 31,  YEAR ENDED  JUNE 30,
                                 1999

INCREASE (DECREASE) IN NET       (UNAUDITED)                    1999
ASSETS

Operations Net investment        $ 1,346,451                    $ 1,012,415
income

 Net realized gain (loss)         (234,460)                      53,806,045

 Change in net unrealized         77,438,146                     (1,923,062)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       78,550,137                     52,895,398
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (720,994)                      (220,177)
From net investment income

 From net realized gain           (28,983,875)                   (7,371,283)

 In excess of net realized        (5,356,112)                    -
gain

 TOTAL DISTRIBUTIONS              (35,060,981)                   (7,591,460)

Share transactions Net            270,663,146                    861,346,449
proceeds from sales of shares

 Reinvestment of distributions    34,464,635                     7,510,494

 Cost of shares redeemed          (260,851,242)                  (584,704,549)

 NET INCREASE (DECREASE) IN       44,276,539                     284,152,394
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       87,765,695                     329,456,332
IN NET ASSETS

NET ASSETS

 Beginning of period              522,076,969                    192,620,637

 End of period (including        $ 609,842,664                  $ 522,076,969
undistributed net investment
income of $1,300,356 and
$1,125,208, respectively)

OTHER INFORMATION
Shares

 Sold                             13,273,011                     42,455,516

 Issued in reinvestment of        1,832,249                      472,062
distributions

 Redeemed                         (12,771,001)                   (29,688,090)

 Net increase (decrease)          2,334,259                      13,239,488


FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED DECEMBER 31,  YEARS ENDED JUNE 30,
                                1999

                                (UNAUDITED)                    1999             1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 21.39                        $ 17.25          $ 16.31    $ 14.00    $ 13.10    $ 10.17
period

Income from Investment
Operations

Net investment  income           .05 D                          .07 D            .04 D      .07 D      .15        .08

Net realized  and unrealized     2.83                           4.76             2.95       3.16       2.12       2.97
gain (loss)

Total from  investment           2.88                           4.83             2.99       3.23       2.27       3.05
operations

Less Distributions

 From net investment income      (.03)                          (.02)            (.05)      (.09)      (.13)      (.02)

From net  realized gain          (1.21)                         (.67)            (2.00)     (.83)      (1.24)     (.10)

In excess of net realized gain   (.22)                          -                -          -          -          -

Total distributions              (1.46)                         (.69)            (2.05)     (.92)      (1.37)     (.12)

Net asset value,  end of        $ 22.81                        $ 21.39          $ 17.25    $ 16.31    $ 14.00    $ 13.10
period

TOTAL RETURN B, C                14.92%                         29.38%           20.06%     24.75%     18.46%     30.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period      $ 609,843                      $ 522,077        $ 192,621  $ 156,136  $ 180,983  $ 128,572
(000 omitted)

Ratio of expenses to average     .83% A                         .83%             .80%       .88%       1.03%      1.22%
net assets

Ratio of expenses to average     .78% A, E                      .79% E           .77% E     .84% E     .99% E     1.19% E
net assets  after expense
reductions

Ratio of net investment          .51% A                         .37%             .27%       .53%       1.20%      1.15%
income to average net assets

Portfolio turnover rate          184% A                         316%             121%       131%       152%       180%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Fifty (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $466,426,231 and $456,716,954, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .51% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $473,580 on sales of shares of the fund of which $473,489 was retained. Beginning on January 31, 2000, through December 31, 2000, FDC will voluntarily waive the sales charge (3% of the offering price on sales of shares). The fund will adopt a 0.75% redemption fee for shares held less than 30 days, which will apply to shares redeemed after April 28, 2000.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $38,172 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn
additional income.   The fund receives collateral in the form of U.S.
Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no loans outstanding.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $132,233 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $75 and $6,656, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management &
 Research Company
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
John M. Muresianu, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Richard M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
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FIDELITY(REGISTERED TRADEMARK)
GROWTH & INCOME II
PORTFOLIO

SEMIANNUAL REPORT
DECEMBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  16  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 20  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY GROWTH & INCOME II      1.26%          8.09%        9.17%

S&P 500                          7.71%          21.04%       21.43%

Growth & Income Funds Average    2.35%          13.76%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 972 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999  PAST 1 YEAR  LIFE OF FUND

FIDELITY GROWTH & INCOME II      8.09%        9.09%

S&P 500                          21.04%       21.24%

Growth & Income Funds Average    13.76%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 LIFE OF FUND
             Growth & Income II          S&P 500
             00361                       SP001
  1998/12/28      10000.00                    10000.00
  1998/12/31      10100.00                    10031.66
  1999/01/31      10290.00                    10451.19
  1999/02/28      10060.00                    10126.36
  1999/03/31      10360.00                    10531.52
  1999/04/30      10640.00                    10939.40
  1999/05/31      10340.00                    10681.13
  1999/06/30      10781.46                    11273.93
  1999/07/31      10400.35                    10921.96
  1999/08/31      10270.62                    10867.89
  1999/09/30      10088.51                    10570.00
  1999/10/31      10613.64                    11238.87
  1999/11/30      10674.23                    11467.36
  1999/12/31      10917.10                    12142.79
IMATRL PRASUN   SHR__CHT 19991231 20000113 154418 R00000000000016

$10,000 LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Growth & Income II Portfolio on December 28, 1998, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $10,917 - a 9.17% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $12,143 - a 21.43% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF DECEMBER 31, 1999, THE ONE YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE WERE 11.23% AND 11.23%, RESPECTIVELY; AND THE ONE YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LIPPER LARGE-CAP SUPERGROUP AVERAGE WERE 24.93% AND 24.93%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Technology. If one could use only a
single word to sum up what
characterized the U.S. equity
markets for the second half of 1999,
no other term would be more
appropriate. The performance of the
technology sector during the
six-month period ending December
31, 1999, dwarfed all others. To
illustrate: The Goldman Sachs
Indexes monitor the performance of
seven sectors - Consumer, Cyclical,
Financial, Health Care, Natural
Resources, Technology and Utilities.
Of those, Utilities was the
second-best performer, returning
7.64% for the final six months of
1999. In comparison, the Goldman
Sachs Technology Index returned an
astonishing 49.40%. That
performance was mirrored by the
tech-heavy NASDAQ Index, which
was up 51.69% during the same
time frame. On a broader scale and
reflective of the extreme narrowness
of the market, the Standard & Poor's
500 Index - a
market-capitalization-weighted index
of 500 widely held U.S. stocks -
returned a more modest 7.71%. The
Dow Jones Industrial Average - an
index of 30 blue-chip stocks -
posted a 5.60% return during the
period. On the last day of the period
- in fact, the last day of the decade,
century and millennium - the
NASDAQ, Dow and S&P all closed
at record high levels.

(photograph of Louis Salemy)

An interview with Louis Salemy, Portfolio Manager of Fidelity Growth & Income II Portfolio

Q. HOW DID THE FUND PERFORM, LOUIS?

A. The fund's performance fell considerably short of the return of its benchmark index. For the six months that ended December 31, 1999, the fund had a total return of 1.26%. That compared with a 7.71% return for the Standard & Poor's 500 Index and 2.35% for the growth and income funds average monitored by Lipper Inc. For the 12 months that ended December 31, 1999, the fund returned 8.09%, while the S&P 500 and Lipper average returned 21.04% and 13.76%, respectively.

Q. WHY DID THE FUND UNDERPERFORM THE INDEX BY SUCH A WIDE MARGIN OVER THE PAST SIX MONTHS?

A. Underweighting the technology sector was the most important reason. In the second half of 1999, there were essentially two stock markets - technology stocks and everything else. The discrepancy was so pronounced that the non-technology part of the S&P 500, as a group, was actually down for the year. I brought the fund's technology weighting up from 12.9% of net assets six months ago to 20.9% at the end of the period. However, it was not enough to make up the performance shortfall. Another factor that hurt performance relative to the index was investors' emphasis within the technology sector on a small number of stocks with very high price-to-earnings ratios. The fund's policy of pursuing growth at a reasonable price prevented me from buying these stocks.

Q. WHY DID YOU MAINTAIN AN OVERWEIGHTING IN FINANCE STOCKS - WHICH WERE 18.1% OF NET ASSETS AT THE END OF THE PERIOD - IN THE FACE OF RISING INTEREST RATES?

A. Rising interest rates do not affect all types of finance stocks equally. Banks, which I underweighted, tend to have more difficulty responding quickly to rate increases. Furthermore, during the period many banks had earnings problems related to recent mergers and acquisitions. However, consumer finance companies and credit card companies, which I overweighted relative to the index, can do well when interest rates are rising, as long as the economy is growing vigorously and the rate hikes are not too steep. This phenomenon was reflected in the strong earnings reported by many of the fund's finance holdings. Unfortunately, investors chose to focus, for the time being, on interest rates instead of earnings.

Q. WHAT STOCKS DID WELL FOR THE FUND?

A. Microsoft topped the list of stocks that helped performance. Investors put aside earlier concerns over the government's antitrust lawsuit against the company, and the stock rallied sharply as the period drew to a close. In addition, Microsoft was helped by positive momentum in the technology sector generally and by the upcoming launch of the company's Windows 2000 operating system. American Express was another strong holding, benefiting from the introduction of a credit card aimed specifically at Internet users. Also doing well was Home Depot, which enjoyed strong sales at existing stores as well as good results from new stores.

Q. WHAT STOCKS DETRACTED FROM PERFORMANCE?

A. Philip Morris was one disappointing holding. Although the stock was already cheap when I bought it, it got cheaper during the period due to ongoing litigation concerns. Associates First, a consumer credit company, consistently reported earnings that matched analysts' estimates, but the stock took a hit because of concerns about higher interest rates and a slight deterioration in the credit quality of the company's loan portfolio. Freddie Mac and Fannie Mae, two government-sponsored mortgage companies, also made the list of disappointments. Apparently frightened by higher interest rates, investors chose to ignore the excellent earnings outlook for these two stocks.

Q. WHAT'S YOUR OUTLOOK, LOUIS?

A. My decisions about sector allocations will be influenced to some extent by what happens in the bond market and the economy. Right now the economy looks strong, and if that trend continues, there may be further opportunities in cyclical stocks. The technology sector also bears careful watching, especially for signs of a reacceleration of spending following the Y2K phenomenon. On the other hand, if prospects for the bond market improve, perhaps because of a softening economy, I would consider moving more assets into the finance sector, where investor sentiment has been overly negative. My main focus, though, is to add value through stock selection by finding stocks with the potential to contribute meaningfully to the fund's goal of a high total return through a combination of current income and capital appreciation.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high total
return through a
combination of current
income and capital
appreciation by investing
mainly in common stocks

FUND NUMBER: 361

TRADING SYMBOL: FGRTX

START DATE: December 28, 1998

SIZE: as of December 31,
1999, more than $218 million

MANAGER: Louis Salemy, since
inception; manager, Fidelity
VIP: Growth & Income
Portfolio, since 1998;
various Fidelity Select
Portfolios, 1992-1998;
joined Fidelity in 1992

LOUIS SALEMY ON THE EFFECT
OF EXPANDING AND
CONTRACTING PRICE-TO-EARNING
MULTIPLES ON STOCK PRICES:

"During the period, we saw two
good examples of one factor that
makes investing challenging:
dramatic expansion or
contraction in P/E ratios, or
multiples, for stocks in a specific
sector. Because investors were
enamored of the prospects for
technology stocks during the
period, especially those with
Internet ties, there was a marked
expansion of the multiples thought
to be reasonable for that group.
What's interesting about this
phenomenon is that many
companies saw their multiples
skyrocket simply by virtue of the
business they were in, not because
of substantial improvements in
their earnings prospects.

"Conversely, finance stocks
experienced a deflation of their
multiples. The trigger in that case
was rising interest rates, which
many investors - incorrectly, I
think - assumed would
negatively affect the earnings of
finance stocks across the board. Yet
many of the fund's finance
holdings continued to meet, and
sometimes beat, their earnings
estimates during the latter half of
1999, even as their stock prices
headed south.

"When investor psychology is at
odds with earnings prospects, the
latter will generally win out in the
long run. This implies that the
technology sector will eventually
settle down, as investors become
more selective and focus on stocks
with genuinely strong earnings
prospects. For their part, finance
stocks should recover from their
malaise as long as rising interest
rates do not interfere with the
fundamentally sound economy
and favorable outlook for many
companies in that sector."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF DECEMBER
31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Microsoft Corp.                 6.5                     3.3

Exxon Mobil Corp.               4.6                     2.9

Fannie Mae                      4.1                     3.5

Freddie Mac                     3.4                     2.4

Associates First Capital        3.3                     4.4
Corp. Class A

Procter & Gamble Co.            2.7                     2.0

American Express Co.            2.6                     3.0

Cisco Systems, Inc.             2.6                     0.9

Warner-Lambert Co.              2.6                     2.1

SBC Communications, Inc.        2.5                     1.2

                                34.9                    25.7

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

TECHNOLOGY                      20.9                    12.9

FINANCE                         18.1                    21.7

HEALTH                          12.3                    11.6

RETAIL & WHOLESALE              8.6                     5.3

UTILITIES                       8.5                     8.9



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999 *                                   AS OF JUNE 30, 1999 **

Stocks                          93.2%                       Stocks                             90.7%

Short-Term Investments and                                  Short-Term Investments and
Net Other Assets                 6.8%                       Net Other Assets                    9.3%

* FOREIGN INVESTMENTS            4.5%                       ** FOREIGN INVESTMENTS              3.2%

Row: 1, Col: 1, Value: 93.2                                 Row: 1, Col: 1, Value: 90.7
Row: 1, Col: 2, Value: 0.0                                  Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                  Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                  Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                  Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                  Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                  Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.8                                  Row: 1, Col: 8, Value: 9.300000000000001





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS DECEMBER 31, 1999 (UNAUDITED)


Showing Percentage of Net Assets


COMMON STOCKS - 93.2%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.9%

AEROSPACE & DEFENSE - 0.5%

Boeing Co.                        27,800                     $ 1,155,438

SHIP BUILDING & REPAIR - 0.4%

General Dynamics Corp.            17,490                      922,598

TOTAL AEROSPACE & DEFENSE                                     2,078,036

BASIC INDUSTRIES - 0.6%

CHEMICALS & PLASTICS - 0.1%

Avery Dennison Corp.              2,900                       211,338

PACKAGING & CONTAINERS - 0.5%

Ball Corp.                        25,892                      1,019,498

TOTAL BASIC INDUSTRIES                                        1,230,836

CONSTRUCTION & REAL ESTATE -
1.4%

REAL ESTATE INVESTMENT TRUSTS
- 1.4%

Equity Office Properties Trust    40,910                      1,007,409

Equity Residential Properties     24,630                      1,051,393
Trust (SBI)

Public Storage, Inc.              39,690                      900,467

                                                              2,959,269

DURABLES - 1.6%

AUTOS, TIRES, & ACCESSORIES -
0.8%

Ford Motor Co.                    32,100                      1,715,344

CONSUMER DURABLES - 0.8%

Minnesota Mining &                18,400                      1,800,900
Manufacturing Co.

TOTAL DURABLES                                                3,516,244

ENERGY - 7.0%

ENERGY SERVICES - 0.6%

Schlumberger Ltd.                 19,200                      1,080,000

Transocean Sedco Forex, Inc.      3,717                       125,216

                                                              1,205,216

OIL & GAS - 6.4%

BP Amoco PLC sponsored ADR        49,958                      2,963,134

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Exxon Mobil Corp.                 123,646                    $ 9,961,231

Royal Dutch Petroleum Co. (NY     18,930                      1,144,082
Registry Gilder 1.25)

                                                              14,068,447

TOTAL ENERGY                                                  15,273,663

FINANCE - 18.1%

BANKS - 3.6%

Bank of New York Co., Inc.        69,290                      2,771,600

Mellon Financial Corp.            42,200                      1,437,438

Wachovia Corp.                    53,000                      3,604,000

                                                              7,813,038

CREDIT & OTHER FINANCE - 5.9%

American Express Co.              34,500                      5,735,625

Associates First Capital          261,390                     7,171,888
Corp. Class A

                                                              12,907,513

FEDERAL SPONSORED CREDIT - 7.5%

Fannie Mae                        142,590                     8,902,963

Freddie Mac                       157,730                     7,423,168

                                                              16,326,131

INSURANCE - 1.1%

American International Group,     11,887                      1,285,282
Inc.

Hartford Financial Services       22,700                      1,075,413
Group, Inc.

                                                              2,360,695

TOTAL FINANCE                                                 39,407,377

HEALTH - 12.3%

DRUGS & PHARMACEUTICALS - 11.4%

American Home Products Corp.      42,200                      1,664,263

Amgen, Inc. (a)                   45,800                      2,750,863

Bristol-Myers Squibb Co.          69,440                      4,457,180

Eli Lilly & Co.                   63,800                      4,242,700

Merck & Co., Inc.                 81,360                      5,456,205

Schering-Plough Corp.             19,500                      822,656

Warner-Lambert Co.                68,310                      5,597,151

                                                              24,991,018

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 0.9%

Baxter International, Inc.        16,980                     $ 1,066,556

Becton, Dickinson & Co.           33,310                      891,043

                                                              1,957,599

TOTAL HEALTH                                                  26,948,617

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.2%

ELECTRICAL EQUIPMENT - 2.5%

General Electric Co.              34,340                      5,314,115

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.7%

Caterpillar, Inc.                 22,200                      1,044,788

Ingersoll-Rand Co.                20,540                      1,130,984

Tyco International Ltd.           41,360                      1,607,870

                                                              3,783,642

TOTAL INDUSTRIAL MACHINERY &                                  9,097,757
EQUIPMENT

MEDIA & LEISURE - 2.5%

BROADCASTING - 1.7%

Comcast Corp. Class A             35,800                      1,810,138
(special)

Infinity Broadcasting Corp.       52,187                      1,888,517
Class A

                                                              3,698,655

ENTERTAINMENT - 0.5%

Walt Disney Co.                   33,800                      988,650

PUBLISHING - 0.3%

Times Mirror Co. Class A          10,370                      694,790

TOTAL MEDIA & LEISURE                                         5,382,095

NONDURABLES - 5.3%

FOODS - 1.1%

Bestfoods                         24,430                      1,284,102

Ralston Purina Co.                36,450                      1,016,044

                                                              2,300,146

HOUSEHOLD PRODUCTS - 2.7%

Procter & Gamble Co.              54,340                      5,953,626

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 1.5%

Philip Morris Companies, Inc.     146,230                    $ 3,390,708

TOTAL NONDURABLES                                             11,644,480

RETAIL & WHOLESALE - 8.6%

APPAREL STORES - 0.6%

Gap, Inc.                         32,080                      1,475,680

DRUG STORES - 1.3%

CVS Corp.                         33,100                      1,321,931

Walgreen Co.                      50,100                      1,465,425

                                                              2,787,356

GENERAL MERCHANDISE STORES -
4.0%

Costco Wholesale Corp. (a)        29,290                      2,672,713

Dayton Hudson Corp.               21,210                      1,557,609

Wal-Mart Stores, Inc.             64,820                      4,480,683

                                                              8,711,005

GROCERY STORES - 0.3%

Safeway, Inc. (a)                 19,100                      679,244

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.4%

Bed Bath & Beyond, Inc. (a)       36,090                      1,254,128

Home Depot, Inc.                  58,035                      3,979,024

                                                              5,233,152

TOTAL RETAIL & WHOLESALE                                      18,886,437

SERVICES - 0.8%

ADVERTISING - 0.7%

Omnicom Group, Inc.               15,600                      1,560,000

SERVICES - 0.1%

Gartner Group, Inc. Class B       11,566                      159,755
(a)

TOTAL SERVICES                                                1,719,755

TECHNOLOGY - 20.9%

COMMUNICATIONS EQUIPMENT - 4.0%

Cisco Systems, Inc. (a)           52,700                      5,645,488

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Lucent Technologies, Inc.         18,700                     $ 1,398,994

Nokia AB sponsored ADR            8,700                       1,653,000

                                                              8,697,482

COMPUTER SERVICES & SOFTWARE
- 10.7%

Automatic Data Processing,        66,480                      3,581,610
Inc.

DST Systems, Inc. (a)             25,600                      1,953,600

IMS Health, Inc.                  92,380                      2,511,581

Intuit, Inc. (a)                  2,400                       143,850

Litton Industries, Inc. (a)       19,200                      957,600

Microsoft Corp. (a)               122,200                     14,266,841

                                                              23,415,082

COMPUTERS & OFFICE EQUIPMENT
- 2.7%

EMC Corp. (a)                     19,340                      2,112,895

Hewlett-Packard Co.               13,900                      1,583,731

Pitney Bowes, Inc.                46,800                      2,261,025

                                                              5,957,651

ELECTRONICS - 3.5%

Intel Corp.                       43,980                      3,620,104

Motorola, Inc.                    8,600                       1,266,350

Solectron Corp. (a)               28,160                      2,678,720

                                                              7,565,174

TOTAL TECHNOLOGY                                              45,635,389

TRANSPORTATION - 0.5%

RAILROADS - 0.5%

Burlington Northern Santa Fe      45,212                      1,096,391
Corp.

UTILITIES - 8.5%

CELLULAR - 2.8%

ALLTEL Corp.                      20,910                      1,728,996

Nextel Communications, Inc.       16,000                      1,650,000
Class A (a)

Vodafone AirTouch PLC             55,600                      2,752,200
sponsored ADR

                                                              6,131,196

ELECTRIC UTILITY - 0.4%

IPALCO Enterprises, Inc.          47,000                      801,938

TELEPHONE SERVICES - 5.3%

AT&T Corp.                        36,410                      1,847,808

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

BellSouth Corp.                   38,130                     $ 1,784,961

MCI WorldCom, Inc. (a)            46,230                      2,453,079

SBC Communications, Inc.          113,090                     5,513,139

                                                              11,598,987

TOTAL UTILITIES                                               18,532,121

TOTAL COMMON STOCKS                                           203,408,467
(Cost $191,811,578)

CASH EQUIVALENTS - 6.7%



Taxable Central Cash Fund,        14,735,232                  14,735,232
5.12% (b) (Cost $14,735,232)

TOTAL INVESTMENT PORTFOLIO -                                  218,143,699
99.9%
(Cost $206,546,810)

NET OTHER ASSETS - 0.1%                                       149,644

NET ASSETS - 100%                                           $ 218,293,343

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate
cost of investment securities for income tax purposes was $206,822,126. Net unrealized appreciation aggregated $11,321,573, of which $27,997,313 related to appreciated investment securities and $16,675,740 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                            DECEMBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 218,143,699
value (cost $206,546,810) -
See accompanying schedule

Receivable for investments                   750,892
sold

Receivable for fund shares                   1,111,767
sold

Dividends receivable                         204,634

Interest receivable                          84,530

 TOTAL ASSETS                                220,295,522

LIABILITIES

Payable to custodian bank       $ 893

Payable for investments          652,628
purchased

Payable for fund shares          1,191,909
redeemed

Accrued management fee           87,242

Other payables and accrued       69,507
expenses

 TOTAL LIABILITIES                           2,002,179

NET ASSETS                                  $ 218,293,343

Net Assets consist of:

Paid in capital                             $ 208,015,708

Undistributed net investment                 156,942
income

Accumulated undistributed net                (1,476,196)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  11,596,889
(depreciation) on investments

NET ASSETS, for 20,235,490                  $ 218,293,343
shares outstanding

NET ASSET VALUE, offering                    $10.79
price and redemption price
per share ($218,293,343
(divided by) 20,235,490
shares)

STATEMENT OF OPERATIONS
                           SIX MONTHS ENDED DECEMBER
                                31, 1999 (UNAUDITED)

INVESTMENT INCOME                        $ 1,282,328
Dividends

Interest                                  622,520

Security lending                          15

 TOTAL INCOME                             1,904,863

EXPENSES

Management fee                $ 523,691

Transfer agent fees            318,414

Accounting and security        49,395
lending fees

Non-interested trustees'       300
compensation

Custodian fees and expenses    8,079

Registration fees              16,246

Audit                          8,811

Legal                          1,502

Miscellaneous                  396

 Total expenses before         926,834
reductions

 Expense reductions            (8,987)    917,847

NET INVESTMENT INCOME                     987,016

REALIZED AND UNREALIZED GAIN              (1,152,284)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                  3,412,266
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                           2,259,982

NET INCREASE (DECREASE) IN               $ 3,246,998
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED DECEMBER 31,  DECEMBER 28, 1998
                                 1999 (UNAUDITED)               (COMMENCEMENT OF OPERATIONS)
                                                                TO JUNE 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 987,016                      $ 403,866
income

 Net realized gain (loss)         (1,152,284)                    943,152

 Change in net unrealized         3,412,266                      8,184,623
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       3,246,998                      9,531,641
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (830,074)                      (403,866)
From net investment income

 In excess of net investment      -                              (184,623)
income

 From net realized gain           (704,994)                      -

 In excess of net realized        (323,912)                      -
gain

 TOTAL DISTRIBUTIONS              (1,858,980)                    (588,489)

Share transactions Net            74,643,993                     234,891,043
proceeds from sales of shares

 Reinvestment of distributions    1,775,661                      561,168

 Cost of shares redeemed          (75,803,558)                   (28,106,134)

 NET INCREASE (DECREASE) IN       616,096                        207,346,077
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       2,004,114                      216,289,229
IN NET ASSETS

NET ASSETS

 Beginning of period              216,289,229                    -

 End of period (including        $ 218,293,343                  $ 216,289,229
undistributed net investment
income of $156,942 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             7,195,339                      22,753,650

 Issued in reinvestment of        173,697                        54,748
distributions

 Redeemed                         (7,247,520)                    (2,694,424)

 Net increase (decrease)          121,516                        20,113,974


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED DECEMBER 31,  YEAR ENDED JUNE 30,
                                 1999                           1999 E
                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.75                        $ 10.00
period

Income from Investment
Operations

Net investment income D           .05                            .03

Net realized and unrealized       .08                            .75
gain (loss)

Total from investment             .13                            .78
operations

Less Distributions

 From net investment income       (.04)                          (.02)

In excess of net investment       -                              (.01)
income

From net realized gain            (.03)                          -

In excess of net realized gain    (.02)                          -

Total distributions               (.09)                          (.03)

Net asset value, end of period   $ 10.79                        $ 10.75

TOTAL RETURN B, C                 1.26%                          7.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 218,293                      $ 216,289
(000 omitted)

Ratio of expenses to average      .84% A                         1.14% A
net assets

Ratio of expenses to average      .83% A, F                      1.12% A, F
net assets after expense
reductions

Ratio of net investment           .90% A                         .62% A
income to average net assets

Portfolio turnover rate           60% A                          59% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO
JUNE 30, 1999.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Growth & Income II Portfolio (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

2. OPERATING POLICIES - CONTINUED

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund(the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $63,579,734 and $58,629,374, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,283 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no loans outstanding.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $8,987 under this arrangement.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan (registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)    1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com